UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-4279

Securian Funds Trust
(Exact name of registrant as specified in charter)

400 Robert Street North St. Paul, Minnesota		55101-2098
(Address of principal executive offices)		(Zip code)

Eric J. Bentley, Esq. 400 Robert Street North St. Paul, Minnesota 55101-2098
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(651) 665-3500

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2013

ITEM 1.  SCHEDULE OF INVESTMENTS.

Filed herewith.

Advantus Bond Fund

Investments in Securities

September 30, 2013

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Principal	Value(a)
Long-Term Debt Securities (97.3%)
Government Obligations (46.3%)
Other Government Obligations (1.9%)
Provincial or Local Government Obligations (1.9%)
County of Sarasota FL, 7.016%, 10/01/40	$515,000	$584,886
Douglas County Public Utility District No. 1, 5.450%, 09/01/40	1,185,000	1,239,309
New Jersey Transportation Trust Fund Authority, 5.754%, 12/15/28	1,050,000	1,130,839
Port Authority of New York & New Jersey
4.458%, 10/01/62	1,180,000	997,371
4.926%, 10/01/51	3,055,000	2,905,855
		6,858,260
U.S. Government Agencies and Obligations (44.4%)
Export-Import Bank of the United States (1.5%)
Helios Leasing I LLC, 2.018%, 05/29/24	888,513	871,692
Tagua Leasing LLC
1.732%, 09/18/24	924,864	889,772
1.900%, 07/12/24	795,567	775,784
Ulani MSN 37894, 2.184%, 12/20/24	2,122,826	2,096,255
Union 13 Leasing LLC, 1.870%, 06/28/24	690,676	670,960
		5,304,463
Federal Home Loan Mortgage Corporation (FHLMC) (11.1%)
2.500%, 03/01/28	954,605	962,093
3.000%, 08/01/42	935,014	910,875
3.000%, 04/01/43	1,467,915	1,430,019
3.500%, 10/01/25	588,643	620,962
3.500%, 01/01/42	883,853	899,679
3.500%, 08/01/42	934,425	949,723
4.000%, 02/01/20	1,823,482	1,932,701
4.000%, 09/01/40 (b)	905,707	949,350
4.000%, 10/01/40 (b)	1,074,302	1,125,378
4.000%, 11/01/40 (b)	3,198,757	3,361,611
4.000%, 02/01/41	727,240	762,250
4.000%, 08/01/41	1,327,051	1,389,580
4.000%, 10/01/43 (c)	1,820,000	1,902,184
4.500%, 01/01/41 (b)	1,506,204	1,608,333
4.500%, 02/01/41 (b)	1,133,244	1,209,977
4.500%, 03/01/41 (b)	1,351,347	1,446,152
4.500%, 04/01/41	1,409,385	1,512,844
5.000%, 04/01/35	262,288	282,299
5.000%, 08/01/35	133,782	144,508
5.000%, 11/01/35	274,716	295,579
5.000%, 11/01/39 (b)	866,514	948,485
5.000%, 03/01/40 (b)	4,365,688	4,776,157
5.000%, 04/01/40 (b)	928,238	1,000,710
5.000%, 08/01/40	556,182	604,873
5.500%, 12/01/17	111,961	118,774
5.500%, 06/01/20	250,670	268,488
5.500%, 10/01/20	335,938	359,545
5.500%, 11/01/23	279,981	303,168
5.500%, 05/01/34 (b)	1,570,122	1,730,596
5.500%, 10/01/34 (b)	559,940	609,615
5.500%, 07/01/35	966,070	1,051,397
5.500%, 10/01/35 (b)	766,956	831,888
5.500%, 12/01/38 (b)	784,632	848,497
6.000%, 11/01/33 (b)	809,806	892,333
6.500%, 09/01/32	132,168	149,030
6.500%, 06/01/36 (b)	843,030	944,832
7.000%, 12/01/37	378,452	420,120
		39,554,605
Federal National Mortgage Association (FNMA) (16.1%)
2.500%, 11/01/27	931,689	924,446
2.500%, 10/01/28 (c)	2,165,000	2,177,178
3.000%, 06/01/22	742,078	776,872
3.000%, 11/01/27	211,118	218,829
3.000%, 10/01/28 (c)	1,500,000	1,552,969
3.000%, 03/01/42	841,116	822,427
3.500%, 11/01/25	671,111	708,654
3.500%, 01/01/26	713,496	754,678
3.500%, 10/01/28 (c)	1,135,000	1,197,602
3.500%, 11/01/40	740,707	755,443
3.500%, 01/01/41	712,067	725,792
3.500%, 02/01/41	432,806	441,810
3.500%, 04/01/41	730,461	744,541
3.500%, 11/01/41	4,150,610	4,232,318
3.500%, 03/01/43	2,367,122	2,414,306
3.500%, 07/01/43	1,292,401	1,305,335
3.500%, 08/01/43	1,493,053	1,508,017
4.000%, 04/01/41	2,316,196	2,437,551
4.000%, 08/01/41 (b)	928,725	974,503
4.000%, 09/01/41	1,510,267	1,588,468
4.500%, 05/01/35	443,201	474,363
4.500%, 07/01/35	1,171,513	1,255,975
4.500%, 06/01/39	563,214	605,174
4.500%, 04/01/41	3,696,063	3,985,683
4.500%, 07/01/41	3,822,118	4,088,470
5.000%, 05/01/18	48,920	52,064
5.000%, 06/01/18	98,788	105,093
5.000%, 07/01/18	217,901	231,948
5.000%, 07/01/23	286,789	310,682
5.000%, 11/01/33	160,344	174,537
5.000%, 05/01/34	50,757	55,107
5.000%, 12/01/34	711,905	773,767

See accompanying notes to investments in securities.

	Principal	Value(a)
5.000%, 04/01/35	$177,411	$192,591
5.000%, 08/01/35	262,014	283,683
5.000%, 04/01/38	477,009	525,328
5.000%, 12/01/39	618,762	683,145
5.000%, 04/01/41	771,319	848,164
5.500%, 09/01/17	36,232	38,169
5.500%, 02/01/18	125,343	133,559
5.500%, 03/01/18	228,201	241,173
5.500%, 04/01/33 (b)	889,809	983,445
5.500%, 12/01/33	264,541	288,599
5.500%, 01/01/34	384,802	420,652
5.500%, 02/01/34	361,156	399,476
5.500%, 03/01/34 (b)	759,864	841,335
5.500%, 04/01/34 (b)	453,835	494,489
5.500%, 09/01/34	111,797	121,849
5.500%, 02/01/35	485,957	530,947
5.500%, 04/01/35	861,612	945,879
5.500%, 06/01/35	186,047	202,857
5.500%, 08/01/35	429,729	469,743
5.500%, 10/01/35	750,957	834,131
5.500%, 11/01/35	301,080	327,624
5.500%, 12/01/35	227,575	248,820
5.500%, 12/01/39	342,981	376,186
6.000%, 09/01/17	183,505	195,836
6.000%, 08/01/23	274,721	297,345
6.000%, 10/01/32	708,999	791,171
6.000%, 11/01/32	539,232	602,382
6.000%, 03/01/33 (b)	658,723	736,170
6.000%, 04/01/33	64,467	70,399
6.000%, 12/01/33	289,810	319,956
6.000%, 01/01/36	213,819	236,555
6.000%, 08/01/37	184,929	202,075
6.000%, 09/01/37	327,556	363,302
6.000%, 10/01/38	457,248	511,091
6.000%, 12/01/38	435,904	478,157
6.000%, 06/01/40	212,146	231,518
6.500%, 12/01/31	170,406	192,038
6.500%, 02/01/32	55,146	62,235
6.500%, 04/01/32	261,474	298,448
6.500%, 05/01/32	71,359	80,564
6.500%, 07/01/32	239,564	269,499
6.500%, 08/01/32	328,153	369,856
6.500%, 09/01/32	202,435	227,805
6.500%, 10/01/32	294,867	331,790
6.500%, 11/01/37	344,860	381,147
7.000%, 07/01/31	177,982	210,990
7.000%, 09/01/31	284,258	337,313
7.000%, 11/01/31	403,243	473,374
7.000%, 02/01/32	86,750	103,965
7.000%, 03/01/32	48,634	57,795
7.000%, 07/01/32	134,796	151,210
7.500%, 04/01/31	239,259	275,153
7.500%, 05/01/31	61,706	70,769
		57,736,354
Government National Mortgage Association (GNMA) (1.7%)
0.488%, 06/17/45 (d) (e)	6,244,775	81,169
3.000%, 10/01/43 (c)	1,000,000	985,781
3.500%, 10/01/43 (c)	2,000,000	2,055,938
4.920%, 05/16/34	155,257	156,902
5.000%, 12/15/39	55,945	62,801
5.000%, 01/15/40	1,189,230	1,310,174
5.500%, 07/15/38	602,910	664,631
5.500%, 10/15/38	610,814	691,373
8.500%, 10/15/22	17,542	17,963
		6,026,732
U.S. Treasury (14.0%)
U.S. Treasury Bond
2.875%, 05/15/43	7,645,000	6,488,693
5.375%, 02/15/31 (f)	5,115,000	6,523,221
U.S. Treasury Note
0.375%, 08/31/15	3,400,000	3,403,985
0.625%, 09/30/17	6,910,000	6,791,777
1.500%, 08/31/18	20,613,000	20,749,891
2.500%, 08/15/23	6,385,000	6,320,154
		50,277,721
Total government obligations (cost: $ 160,981,348)		165,758,135

Asset-Backed Securities (4.9%)
Asset-Backed Securities (4.9%)
AmeriCredit Automobile Receivables Trust, 2.850%, 08/08/16	1,000,000	1,019,948
Cabela’s Master Credit Card Trust, 2.710%, 02/17/26 (g)	1,550,000	1,465,214
Citibank Credit Card Issuance Trust, 3.720%, 09/08/25	1,620,000	1,655,428
Conseco Financial Corp.
6.400%, 10/15/18	51,534	53,037
7.400%, 06/15/27	171,589	175,355
Countryplace Manufactured Housing Contract Trust, 5.200%, 12/15/35 (e) (g) (h)	1,755,000	1,902,682
Countrywide Asset-Backed Certificates, 5.934%, 05/25/37 (e)	1,744,335	1,439,802
GMAC Mortgage Corp. Loan Trust, 5.952%, 08/25/37 (b) (e)	3,095,000	2,595,767

See accompanying notes to investments in securities.

	Principal	Value(a)
Origen Manufactured Housing Contract Trust
5.700%, 01/15/35 (e)	$1,125,368	$1,200,811
5.730%, 11/15/35 (e)	419,742	441,937
5.860%, 06/15/36 (e)	476,124	507,126
Santander Consumer Acquired Receivables Trust
3.150%, 08/15/16 (g)	1,582,325	1,588,469
3.190%, 10/15/15 (g)	1,850,000	1,869,902
TAL Advantage V LLC, 2.830%, 02/22/38 (g)	1,549,042	1,498,106
Total asset-backed securities (cost: $ 17,929,176)		17,413,584

Other Mortgage-Backed Securities (7.8%)
Collateralized Mortgage Obligations/Mortgage Revenue Bonds (1.1%)
American Tower Trust I, 1.551%, 03/15/43 (g)	2,840,000	2,769,029
BHN I Mortgage Fund, 7.916%, 07/01/14 (g) (h) (i) (j) (k)	57,000	—
Credit-Based Asset Servicing and Securitization LLC, 5.963%, 10/25/36 (g) (l)	469,466	483,470
JPMorgan Mortgage Trust, 2.753%, 11/25/33 (e)	661,444	627,870
Mellon Residential Funding Corp., 6.750%, 06/25/28	40,597	41,073
		3,921,442
Commercial Mortgage-Backed Securities (6.7%)
7 WTC Depositor LLC Trust, 4.082%, 03/13/31 (g)	1,345,339	1,403,875
Asset Securitization Corp., 7.560%, 02/14/43 (e)	426,527	429,287
BB-UBS Trust
3.430%, 11/05/36 (g)	1,790,000	1,676,722
4.160%, 11/05/36 (e) (g)	895,000	796,153
Citigroup Commercial Mortgage Trust
2.110%, 01/12/18 (e) (g)	822,573	825,958
3.008%, 01/12/18 (e) (g)	725,000	707,597
Extended Stay America Trust,
2.295%, 12/05/31 (g) (i)	1,000,000	984,000
Hometown Commercial Mortgage
5.506%, 11/11/38 (g) (h)	924,256	710,666
6.057%, 06/11/39 (g) (h) (i)	1,208,832	713,211
JPMorgan Chase Commercial Mortgage Securities Corp.
2.209%, 12/05/27 (d) (e) (g) (h)	10,870,280	1,117,432
5.633%, 12/05/27 (g)	2,165,000	2,457,126
Merrill Lynch Mortgage Investors, Inc., 6.250%, 12/10/29 (e)	766,564	764,326
Morgan Stanley Capital I Trust
3.201%, 08/05/34 (g)	860,000	825,806
3.451%, 08/05/34 (g)	550,000	519,911
3.773%, 03/15/45	685,000	684,310
Multi Security Asset Trust, 5.880%, 11/28/35 (e) (g) (h) (i)	1,540,000	1,486,604
Timberstar Trust, 6.208%, 10/15/36 (g)	2,515,000	2,648,318
UBS-Barclays Commercial Mortgage Trust, 3.091%, 08/10/49	920,000	882,207
Vornado DP LLC, 4.004%, 09/13/28 (g)	1,475,000	1,559,320
Wachovia Bank Commercial Mortgage Trust, 4.803%, 10/15/41	435,000	448,379
WF-RBS Commercial Mortgage Trust
3.667%, 11/15/44	905,000	920,463
3.791%, 02/15/44 (g)	1,485,000	1,561,693
		24,123,364
Total other mortgage-backed securities (cost: $ 28,820,839)		28,044,806

Corporate Obligations (38.3%)
Basic Materials (0.8%)
Chemicals (0.6%)
Ashland, Inc.
3.000%, 03/15/16	1,060,000	1,073,250
3.875%, 04/15/18	1,060,000	1,046,750
		2,120,000
Mining (0.2%)
Barrick Gold Corp., 2.500%, 05/01/18 (k)	1,000,000	953,549

Capital Goods (0.7%)
Containers-Metal / Glass (0.6%)
Ball Corp., 6.750%, 09/15/20	2,040,000	2,205,750

Manufacturing (0.1%)
Valmont Industries, Inc., 6.625%, 04/20/20	300,000	345,198

Communications (2.7%)
Telephone Services (1.1%)
SBA Tower Trust, 2.240%, 04/15/18 (g)	2,440,000	2,406,152

See accompanying notes to investments in securities.

	Principal	Value(a)
Virgin Media Secured Finance PLC, 5.375%, 04/15/21 (g) (k)	$1,500,000	$1,462,500
		3,868,652
Telephone-Integrated (1.6%)
British Telecommunications PLC
1.625%, 06/28/16 (k)	400,000	402,160
2.000%, 06/22/15 (k)	865,000	880,827
Verizon Communications, Inc.
3.650%, 09/14/18	1,095,000	1,153,794
5.150%, 09/15/23	970,000	1,039,632
6.550%, 09/15/43	2,215,000	2,500,596
		5,977,009
Consumer Cyclical (0.7%)
Auto Manufacturers (0.3%)
General Motors Co., 6.250%, 10/02/43 (g)	1,280,000	1,260,800

Auto/Truck Parts & Equipment-Original (0.4%)
Delphi Corp., 6.125%, 05/15/21	290,000	316,825
TRW Automotive, Inc., 4.500%, 03/01/21 (g)	970,000	974,850
		1,291,675
Consumer, Non-cyclical (2.0%)
Drugstore Chains (1.0%)
CVS Pass-Through Trust
6.036%, 12/10/28	2,683,727	2,957,599
6.943%, 01/10/30	424,471	493,743
		3,451,342
Health Care Products (1.0%)
Hospira, Inc., 5.200%, 08/12/20	650,000	661,307
Mallinckrodt International Finance SA
3.500%, 04/15/18 (g) (k)	1,845,000	1,815,366
4.750%, 04/15/23 (g) (k)	1,230,000	1,169,490
		3,646,163
Energy (7.0%)
Oil, Gas & Consumable Fuels (0.8%)
Tesoro Corp., 4.250%, 10/01/17	1,135,000	1,163,375
Whiting Petroleum Corp., 5.000%, 03/15/19	1,760,000	1,764,400
		2,927,775
Pipelines (6.2%)
DCP Midstream Operating L.P., 2.500%, 12/01/17	1,670,000	1,654,334
El Paso Natural Gas Co. LLC, 7.500%, 11/15/26	2,205,000	2,762,801
El Paso Pipeline Partners Operating Co. LLC, 5.000%, 10/01/21	400,000	424,592
Energy Transfer Partners L.P.
4.150%, 10/01/20	1,645,000	1,690,591
9.000%, 04/15/19	2,300,000	2,904,911
Enterprise Products Operating LLC, 5.750%, 03/01/35	1,685,000	1,785,327
NuStar Logistics L.P., 8.150%, 04/15/18 (l)	2,386,000	2,666,355
Spectra Energy Partners L.P.
2.950%, 09/25/18	660,000	670,874
4.600%, 06/15/21	495,000	510,935
5.950%, 09/25/43	500,000	526,555
Sunoco Logistics Partners Operations L.P., 6.850%, 02/15/40	2,150,000	2,398,921
The Williams Cos., Inc., 3.700%, 01/15/23	1,450,000	1,309,549
Western Gas Partners L.P., 5.375%, 06/01/21	1,835,000	1,962,457
Williams Partners L.P. / Williams Partners Finance Corp., 7.250%, 02/01/17	700,000	815,021
		22,083,223
Financial (15.0%)
Banks (6.8%)
Ally Financial, Inc., 5.500%, 02/15/17	1,150,000	1,206,885
Bank of America Corp.
5.300%, 03/15/17	770,000	848,618
5.750%, 12/01/17	1,590,000	1,793,652
5.875%, 01/05/21	765,000	867,003
Citigroup, Inc.
4.450%, 01/10/17	2,950,000	3,194,166
6.675%, 09/13/43	600,000	646,135
Discover Bank/Greenwood, 8.700%, 11/18/19	322,000	407,280
HSBC Bank USA NA, 6.000%, 08/09/17	3,150,000	3,572,037
JPMorgan Chase Bank NA
5.875%, 06/13/16	875,000	975,603
6.000%, 07/05/17	400,000	453,719
6.000%, 10/01/17	1,575,000	1,802,043
Morgan Stanley
5.500%, 01/26/20	1,000,000	1,106,564
5.500%, 07/28/21	740,000	809,325
6.250%, 08/28/17	1,435,000	1,632,970

See accompanying notes to investments in securities.

	Principal	Value(a)
SunTrust Bank, 0.552%, 08/24/15 (e)	$1,445,000	$1,429,923
The Goldman Sachs Group, Inc., 6.250%, 09/01/17	1,695,000	1,933,810
The PNC Financial Services Group, Inc., 4.850%, 05/29/49 (e)	1,175,000	1,010,500
Wells Fargo Bank NA, 4.750%, 02/09/15	525,000	551,876
		24,242,109
Commercial Services-Finance (0.2%)
The Western Union Co., 2.375%, 12/10/15	590,000	603,048

Diversified Financial Services (1.4%)
BP Capital Markets PLC, 3.994%, 09/26/23 (k)	1,020,000	1,028,090
CNH Capital LLC, 3.625%, 04/15/18	1,470,000	1,462,650
General Electric Capital Corp., 1.500%, 07/12/16	2,395,000	2,411,015
		4,901,755
Finance-Diversified (1.7%)
Discover Financial Services, 6.450%, 06/12/17	805,000	914,613
Ford Motor Credit Co. LLC, 3.000%, 06/12/17	950,000	976,460
General Motors Financial Co., Inc.
4.250%, 05/15/23 (g)	445,000	406,619
4.750%, 08/15/17 (g)	2,400,000	2,484,000
International Lease Finance Corp., 6.500%, 09/01/14 (g)	1,270,000	1,317,625
		6,099,317
Insurance (3.5%)
American International Group, Inc., 5.850%, 01/16/18	1,000,000	1,137,077
Assurant, Inc., 2.500%, 03/15/18	1,180,000	1,158,500
Liberty Mutual Group, Inc.
5.000%, 06/01/21 (g)	860,000	912,304
6.500%, 05/01/42 (g)	1,805,000	1,947,844
Pacific LifeCorp, 5.125%, 01/30/43 (g)	1,750,000	1,613,841
Prudential Financial, Inc., 5.200%, 03/15/44 (e)	1,450,000	1,315,150
Prudential Holdings LLC, 7.245%, 12/18/23 (g) (h)	800,000	968,634
Symetra Financial Corp., 6.125%, 04/01/16 (g) (h)	2,210,000	2,372,926
XL Group PLC, 6.250%, 05/15/27 (k)	1,090,000	1,225,948
		12,652,224
Real Estate Investment Trust-Health Care (0.7%)
Health Care REIT, Inc., 4.125%, 04/01/19	1,365,000	1,437,675
Ventas Realty L.P., 5.700%, 09/30/43	1,250,000	1,263,948
		2,701,623
Real Estate Operation/Development (0.5%)
Colonial Realty L.P., 5.500%, 10/01/15	1,745,000	1,882,555

Savings and Loans (0.2%)
Santander Holdings USA, Inc., 3.000%, 09/24/15	555,000	571,089

Health Care (1.8%)
Drugs (0.2%)
Medco Health Solutions, Inc., 7.125%, 03/15/18	610,000	735,542

Health Care Providers & Services (0.8%)
Coventry Health Care, Inc., 6.125%, 01/15/15	355,000	378,255
NYU Hospitals Center, 4.428%, 07/01/42	1,480,000	1,220,335
Sinai Health System, 3.034%, 01/20/36	1,670,000	1,535,699
		3,134,289
Medical Products/Supplies (0.8%)
Bio-Rad Laboratories, Inc., 4.875%, 12/15/20	2,700,000	2,795,561

Technology (1.1%)
Computer Hardware (0.6%)
Hewlett-Packard Co.
3.000%, 09/15/16	1,600,000	1,651,469
3.300%, 12/09/16	525,000	546,204
		2,197,673
Computer Software & Services (0.5%)
Intuit, Inc., 5.750%, 03/15/17	1,505,000	1,676,794

Transportation (4.7%)
Airlines (3.7%)
America West Airlines 2000-1 Pass Through Trust, 8.057%, 01/02/22 (i)	445,644	483,523

See accompanying notes to investments in securities.

	Principal	Value(a)
American Airlines 2011-1 Class A Pass Through Trust, 5.250%, 07/31/22 (i)	$697,920	$729,327
American Airlines Pass-Through Trust, 4.950%, 07/15/24 (g) (i)	1,735,000	1,743,675
British Airways PLC, 5.625%, 06/20/20 (g) (i) (k)	875,000	899,063
Delta Air Lines 2012-1 Class A Pass Through Trust, 4.750%, 11/07/21 (i)	790,720	830,255
Delta Air Lines 2012-1 Class B Pass Through Trust, 6.875%, 05/07/19 (g) (i)	2,073,729	2,167,046
Hawaiian Airlines 2013-1 Class A Pass-Through Certificates, 3.900%, 01/15/26 (i)	2,045,000	1,871,175
United Air Lines, Inc., 10.400%, 05/01/18 (i)	1,155,931	1,295,337
US Airways 2010-1 Class A Pass Through Trust, 6.250%, 10/22/24 (i)	1,580,654	1,659,686
US Airways 2012-1 Class A Pass Through Trust, 5.900%, 04/01/26 (i)	713,712	745,829
US Airways 2012-2 Class A Pass Through Trust, 4.625%, 12/03/26 (i)	830,000	800,950
		13,225,866
Transport-Rail (1.0%)
BNSF Funding Trust I, 6.613%, 12/15/55 (e)	3,110,000	3,467,650

Utilities (1.8%)
Electric Companies (1.8%)
CMS Energy Corp., 8.750%, 06/15/19	1,725,000	2,215,969
FirstEnergy Corp., 2.750%, 03/15/18	1,700,000	1,653,361
Southwestern Electric Power Co., 5.550%, 01/15/17	2,230,000	2,447,492
		6,316,822
Total corporate obligations (cost: $ 134,326,541)		137,335,053
Total long-term debt securities (cost: $ 342,057,904)		348,551,578

	Shares
Short-Term Securities (4.8%)
Investment Companies (4.8%)
Dreyfus Treasury Cash Management Fund, current rate 0.010%	13,396,153	13,396,153
JPMorgan U.S. Government Money Market Fund, current rate 0.010%	3,000,000	3,000,000
SEI Investments Treasury Mutual Funds, current rate 0.010%	746,592	746,592
Total short-term securities (cost: $ 17,142,745)		17,142,745
Total investments in securities (cost: $ 359,200,649) (m)		365,694,323
Liabilities in excess of cash and other assets (-2.1%)		(7,575,059)
Total net assets (100.0%)		$358,119,264

Investments in Securities Legend

(a)         Securities are valued by procedures described in Note 2 of the Notes to Investments in Securities.

(b)         All or portion of the security segregated to cover when-issued purchase commitments outstanding or extended settlement trades as of September 30, 2013.

(c)          Security is issued on a when-issued or forward commitment basis. As of September 30, 2013 the total cost of investments issued on a when-issued or forward commitment basis was $9,646,136.

(d)         Interest-only security that entitles holders to receive only interest on the underlying mortgages. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The yield to maturity of an interest-only security is sensitive to the rate of principal payments on the underlying mortgage assets. The rate disclosed represents the market yield based upon the current cost basis and estimated timing and amount of future cash flows.

(e)          Variable rate security.

(f)           Fully or partially pledged as initial margin deposits on open futures contracts.

Holdings of Open Futures Contracts

On September 30, 2013, securities with an aggregate market value of $318,828 have been pledged to cover margin requirements for the following open futures contracts:

Type	Expiration	Number of Contracts	Position Type	Unrealized Appreciation/ (Depreciation)
2 Year U.S. Treasury Note	December 2013	11	Long	$5,650
5 Year U.S. Treasury Note	December 2013	145	Long	179,825
10 Year U.S. Treasury Note	December 2013	207	Short	(380,455)
		363		$(194,980)

See accompanying notes to investments in securities.

(g)          Security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program.

(h)         Illiquid security. (See Note 3.)

(i)             These securities are being fair-valued according to procedures approved by the Board of Trustees.

(j)            Security is in default with respect to interest payments. Income is not being accrued on this security and any payments received are treated as a reduction of principal.

(k)         Foreign security: The Fund held 2.7% of net assets in foreign securities at September 30, 2013.

(l)             Step rate security.

(m)     At September 30, 2013 the cost of securities for federal income tax purposes was $361,617,410. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$9,950,359
Gross unrealized depreciation	(5,873,446)
Net unrealized appreciation	$4,076,913

See accompanying notes to investments in securities.

Advantus Money Market Fund

Investments in Securities

September 30, 2013

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Principal	Value(a)
Commercial Paper (27.8%)
Consumer Staples (15.7%)
Beverages (4.8%)
Coca-Cola Co.
0.071%, 10/11/13 (b)	$2,414,000	$2,413,953
0.071%, 10/17/13 (b)	2,000,000	1,999,938
		4,413,891
Food (3.3%)
Nestle Capital Corp.
0.010%, 11/12/13 (b)	2,000,000	1,999,977
0.041%, 10/02/13 (b)	1,000,000	999,999
		2,999,976
Food & Staples Retailing (3.3%)
Wal-Mart Stores, Inc., 0.041%, 10/21/13 (b)	3,000,000	2,999,934

Personal Care (4.3%)
Johnson & Johnson, 0.030%, 10/28/13 (b)	4,000,000	3,999,910

Financial (3.3%)
Auto Finance (3.3%)
American Honda Finance, 0.051%, 10/16/13	3,000,000	2,999,938

Health Care (3.3%)
Pharmaceuticals (3.3%)
Abbott Laboratories, 0.081%, 10/08/13 (b)	3,000,000	2,999,953

Industrials (5.5%)
Air Freight & Logistics (2.2%)
United Parcel Service, Inc., 0.020%, 11/04/13 (b)	2,000,000	1,999,962

Electrical Equipment (3.3%)
Emerson Electric Co., 0.051%, 10/24/13 (b)	3,000,000	2,999,904
Total commercial paper (cost: $ 25,413,468)		25,413,468

Certificate of Deposit (3.6%)
Financial (3.6%)
Banks (3.6%)
Bank of Nova Scotia, 0.488%, 01/17/14 (c)	3,250,000	3,251,414
Total certificates of deposit (cost: $ 3,251,414)		3,251,414

Corporate Bonds & Notes (15.7%)
Energy (4.2%)
Oil, Gas & Consumable Fuels (4.2%)
BP Capital Markets PLC, 0.856%, 03/11/14 (c)	3,815,000	3,825,274

Financial (5.8%)
Banks (2.2%)
US Bank NA, 6.300%, 02/04/14 (d)	2,000,000	2,039,339
Diversified Financial Services (3.6%)
JPMorgan Chase & Co., 1.065%, 01/24/14 (c)	3,250,000	3,257,758
		5,297,097
Industrials (4.2%)
Aerospace & Defense (4.2%)
United Technologies Corp., 0.530%, 12/02/13 (c)	3,885,000	3,887,190

Utilities (1.5%)
Electric Utilities (1.5%)
Southern California Edison Co., 0.301%, 10/01/14 (c)	1,335,000	1,335,000
Total corporate bonds & notes (cost: $ 14,344,561)		14,344,561

U.S. Government Obligations (32.4%)
Discount Notes (23.6%)
Federal Farm Credit Bank, 0.051%, 10/10/13	2,000,000	1,999,975
Federal Home Loan Bank
0.020%, 11/27/13	3,000,000	2,999,905
0.025%, 10/30/13	3,000,000	2,999,940
0.025%, 11/08/13	2,600,000	2,599,931
0.030%, 10/09/13	3,000,000	2,999,980
0.030%, 11/08/13	2,500,000	2,499,921
Federal National Mortgage Association (FNMA)
0.025%, 10/23/13	3,000,000	2,999,954
0.046%, 10/01/13	2,500,000	2,500,000
		21,599,606
U.S. Treasury (8.8%)
U.S. Treasury Bill
0.010%, 10/17/13	2,000,000	1,999,992
0.010%, 11/07/13	2,000,000	1,999,980
0.015%, 11/07/13	1,000,000	999,985
0.022%, 10/03/13	2,000,000	1,999,997

See accompanying notes to investments in securities.

	Shares/ Principal	Value(a)
0.036%, 10/03/13	$1,000,000	$999,998
		7,999,952
Total U.S. government obligations (cost: $ 29,599,558)		29,599,558

Other Short-Term Investments (10.0%)
Asset Backed Securities (10.0%)
ARI Fleet Lease Trust, 0.260%, 04/15/14 (d) (e)	359,307	359,307
CCG Receivables Truste, 0.370%, 04/14/14 (e)	547,038	547,038
CNH Equipment Trust
0.230%, 06/16/14	378,537	378,537
0.250%, 09/15/14	869,002	869,002
Fifth Third Auto Trust, 0.250%, 09/15/14	856,812	856,812
Ford Credit Auto Owner Trust, 0.210%, 05/15/14 (d) (e)	161,243	161,243
GE Equipment Small Ticket LLC, 0.230%, 08/25/14 (e)	148,223	148,223
Great America Leasing Receivables, 0.240%, 02/18/14 (d) (e)	227,388	227,388
John Deere Owner Trust, 0.250%, 09/26/14	1,700,000	1,700,000
M&T Bank Auto Receivables Trust, 0.250%, 09/15/14 (e)	400,000	400,000
Nissan Auto Receivables Owner Trust, 0.210%, 08/15/14	209,727	209,727
Santander Drive Auto Receivables Trust
0.250%, 05/15/14	121,712	121,712
0.250%, 07/15/14	513,871	513,871
Volkswagen Auto Lease Trust, 0.230%, 08/15/14	1,154,847	1,154,847
Volvo Financial Equipment LLC, 0.260%, 04/15/14 (d) (e)	263,743	263,743
Westlake Automobile Receivables Trust, 0.550%, 10/15/14 (e) (f)	1,250,000	1,250,000
Total other short-term investments (cost: $ 9,161,450)		9,161,450

Investment Companies (12.1%)
Federated Government Obligations Fund, current rate 0.010%	4,150,000	4,150,000

	Shares
JPMorgan U.S. Government Money Market Fund, current rate 0.010%	3,000,000	3,000,000
STIT-Government & Agency Portfolio, current rate 0.020%	3,000,356	3,000,356
Wells Fargo Advantage Treasury Plus Money Market Fund, current rate 0.010%	940,512	940,512
Total investment companies (cost: $ 11,090,868)		11,090,868
Total investments in securities (cost: $ 92,861,319) (g)		92,861,319
Liabilities in excess of cash and other assets (-1.6%)		(1,455,461)
Total net assets (100.0%)		$91,405,858

Investments in Securities Legend

(a)         Securities are valued by procedures described in Note 2 of the Notes to Investments in Securities.

(b)         Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors”. This security has been determined to be liquid under guidelines established by the Board of Trustees. In the aggregate such securities represent 24.5% of the Fund’s net assets as of September 30, 2013.

(c)          Variable rate security.

(d)         All or portion of the security segregated to cover when-issued purchase commitments outstanding or extended settlement trades as of September 30, 2013.

(e)          Security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program.

(f)           Illiquid security. (See Note 3.)

(g)          Also represents the cost of securities for federal income tax purposes at September 30, 2013.

See accompanying notes to investments in securities.

Advantus Mortgage Securities Fund

Investments in Securities

September 30, 2013

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Principal	Value(a)
Long-Term Debt Securities (98.6%)
Government Obligations (88.0%)
U.S. Government Agencies and Obligations (88.0%)
Export-Import Bank of the United States (0.6%)
Helios Leasing I LLC
1.825%, 05/16/25	$147,203	$141,271
2.018%, 05/29/24	235,728	231,265
Union 16 Leasing LLC, 1.863%, 01/22/25	240,596	232,597
		605,133
Federal Home Loan Mortgage Corporation (FHLMC) (21.0%)
2.500%, 03/01/28	286,381	288,628
2.500%, 04/01/28	480,585	484,294
3.000%, 08/01/42	210,960	205,514
3.000%, 12/01/42	399,210	388,904
3.000%, 01/01/43	480,844	468,439
3.000%, 02/01/43	1,153,809	1,124,861
3.000%, 04/01/43	1,466,066	1,428,308
3.500%, 10/01/25	294,322	310,481
3.500%, 05/01/32	511,980	531,168
3.500%, 01/01/42	441,926	449,840
3.500%, 03/01/42 (b)	3,830,164	3,891,524
3.500%, 08/01/42	467,213	474,862
3.500%, 11/01/42 (c)	1,125,133	1,142,842
3.500%, 12/01/42	938,950	953,735
4.000%, 09/01/40	603,804	632,900
4.000%, 03/01/41 (b)	729,444	766,308
4.500%, 04/01/23	105,693	112,492
4.500%, 07/15/33	13,229	13,328
4.500%, 09/01/40	472,038	502,512
4.500%, 01/01/41 (b)	753,102	804,167
4.500%, 03/01/41 (b)	675,674	723,076
5.000%, 03/01/23	118,520	127,639
5.000%, 05/01/29	108,704	115,680
5.000%, 08/01/35 (b)	147,231	159,036
5.000%, 11/01/35 (b)	114,337	123,020
5.000%, 11/01/39 (b)	1,063,208	1,163,785
5.000%, 03/01/40 (b)	658,162	722,928
5.500%, 06/01/20 (b)	167,113	178,992
5.500%, 10/01/20 (b)	267,205	281,605
5.500%, 11/01/23	279,981	303,168
5.500%, 05/01/34 (b)	368,695	406,377
6.000%, 09/01/22 (b)	206,037	224,967
6.000%, 11/01/33 (b)	419,211	461,932
6.250%, 12/15/23	189,836	211,585
6.500%, 11/01/32	107,016	119,199
		20,298,096
Federal National Mortgage Association (FNMA) (51.1%)
2.500%, 03/01/27	857,004	863,614
2.500%, 11/01/27	395,968	392,889
2.500%, 03/01/28	846,404	851,925
3.000%, 09/01/22	410,299	429,560
3.000%, 11/01/27	422,236	437,657
3.000%, 06/01/28	490,248	508,892
3.000%, 03/01/42	210,279	205,607
3.000%, 09/01/42	282,970	276,714
3.000%, 03/01/43 (c)	194,944	190,641
3.000%, 08/01/43	1,569,645	1,515,124
3.000%, 10/01/43 (c)	3,350,000	3,272,531
3.140%, 08/01/15 (b)	1,500,000	1,561,430
3.500%, 11/01/25	148,305	156,601
3.500%, 01/01/26	356,748	377,339
3.500%, 10/01/28 (c)	1,000,000	1,055,156
3.500%, 12/01/32	463,860	481,214
3.500%, 11/01/40	370,354	377,722
3.500%, 01/01/41	696,720	710,003
3.500%, 11/01/41	651,076	663,893
3.500%, 05/01/42 (c)	861,973	878,445
3.500%, 02/01/43	964,822	985,039
3.500%, 03/01/43	473,424	482,861
3.500%, 05/01/43	985,018	1,003,738
3.500%, 07/01/43	521,931	527,155
3.500%, 08/01/43	248,842	251,336
3.500%, 10/01/43 (c)	3,295,000	3,354,207
4.000%, 06/25/23	388,881	414,526
4.000%, 12/01/40	363,659	381,928
4.000%, 04/01/41	226,842	238,718
4.000%, 10/01/43 (c)	4,135,000	4,337,227
4.500%, 04/01/21	14,922	15,886
4.500%, 11/01/23	105,118	112,135
4.500%, 07/25/24	532,079	572,836
4.500%, 04/01/25	257,764	273,801
4.500%, 05/01/35	638,056	682,920
4.500%, 07/01/35	503,316	539,604
4.500%, 09/01/37	559,762	599,646
5.000%, 05/01/18 (b)	229,925	244,701
5.000%, 10/01/20 (b)	121,683	130,123
5.000%, 06/25/23	431,072	472,605
5.000%, 10/25/33	73,148	76,245
5.000%, 11/01/33 (b)	555,576	604,754
5.000%, 03/01/34 (b)	1,226,449	1,330,668
5.000%, 05/01/34	130,828	141,984
5.000%, 12/01/34	112,298	122,056
5.000%, 04/01/35	177,411	192,591
5.000%, 07/01/35 (b)	1,111,924	1,207,179
5.000%, 03/01/38	329,242	356,295
5.000%, 06/01/39	428,897	470,703
5.000%, 12/01/39	535,229	590,921
5.000%, 06/01/40	217,032	237,306
5.000%, 04/01/41	385,660	424,082
5.500%, 02/01/18	135,506	144,388

See accompanying notes to investments in securities.

	Principal	Value(a)
5.500%, 03/01/18 (b)	$288,104	$304,481
5.500%, 08/01/23	179,331	195,263
5.500%, 02/01/24 (b)	222,301	243,851
5.500%, 04/01/33 (b)	635,578	702,461
5.500%, 05/01/33	52,565	57,190
5.500%, 01/01/34	128,502	140,469
5.500%, 02/01/34	82,025	89,562
5.500%, 04/01/34 (b)	262,200	286,456
5.500%, 05/01/34	33,557	36,659
5.500%, 09/01/34 (b)	372,656	406,164
5.500%, 10/01/34	196,741	214,460
5.500%, 01/01/35	303,215	331,072
5.500%, 02/01/35 (b)	518,032	569,904
5.500%, 06/01/35	32,750	35,740
5.500%, 08/01/35	181,716	198,637
5.500%, 10/01/35	108,213	120,251
5.500%, 11/01/35	37,070	40,331
5.500%, 09/01/36 (b)	464,119	507,039
5.500%, 05/01/38	15,752	17,138
6.000%, 09/01/32	40,602	44,814
6.000%, 10/01/32 (b)	665,045	742,394
6.000%, 11/01/32 (b)	541,460	604,822
6.000%, 03/01/33 (b)	576,065	641,443
6.000%, 04/01/33 (b)	162,622	177,584
6.000%, 12/01/33	139,126	154,194
6.000%, 08/01/34	170,701	188,776
6.000%, 09/01/34	90,976	100,703
6.000%, 11/01/34	40,432	44,768
6.000%, 12/01/34 (b)	427,016	472,542
6.000%, 11/01/36	74,582	81,399
6.000%, 01/01/37	586,415	644,029
6.000%, 08/01/37	184,929	202,075
6.000%, 09/01/37	221,900	246,116
6.000%, 12/01/37	141,673	155,501
6.000%, 12/01/38	265,138	290,838
6.500%, 11/01/23	120,339	134,035
6.500%, 02/01/32 (b)	478,099	539,214
6.500%, 04/01/32 (b)	160,522	183,221
6.500%, 05/01/32	50,971	57,545
6.500%, 07/01/32 (b)	605,235	681,540
6.500%, 09/01/32	7,423	8,278
6.500%, 09/01/34	25,151	28,389
6.500%, 11/01/34	23,520	27,120
6.500%, 03/01/35 (b)	257,338	290,283
6.500%, 02/01/36	96,944	107,255
6.500%, 09/01/37 (b)	347,539	385,375
7.000%, 09/01/31 (b)	228,220	265,530
7.000%, 11/01/31	39,534	46,409
7.000%, 02/01/32 (b)	147,293	169,514
7.000%, 07/01/32 (b)	29,762	34,077
7.000%, 10/01/37	17,441	18,807
7.500%, 07/25/22	276,774	317,587
7.500%, 04/01/31	80,244	92,283
		49,402,709
Government National Mortgage Association (GNMA) (15.1%)
0.000%, 03/16/42 (d) (e) (f)	1,303,745	13
0.277%, 03/16/34 (d) (e)	2,435,630	8,941
0.488%, 06/17/45 (b) (d) (e)	4,364,585	56,731
0.643%, 07/16/40 (d) (e)	1,357,811	26,142
3.000%, 10/01/43 (c)	2,000,000	1,971,562
3.250%, 04/20/33	260,996	258,389
3.500%, 11/15/40	201,152	207,145
3.500%, 10/01/43 (c)	2,500,000	2,569,922
4.000%, 07/20/31	693,796	734,969
4.000%, 12/20/40	1,627,358	1,733,419
4.000%, 01/15/41	147,610	157,103
4.000%, 02/15/41	806,834	858,584
4.000%, 10/15/41	807,166	858,728
4.500%, 06/15/40	644,213	702,908
4.920%, 05/16/34	77,628	78,451
5.000%, 05/15/33 (b)	250,892	275,327
5.000%, 12/15/39	153,849	172,704
5.000%, 01/15/40	1,783,844	1,965,260
5.000%, 07/15/40	1,180,706	1,288,021
5.500%, 07/15/38 (b)	315,478	347,774
5.500%, 10/15/38	321,746	364,180
		14,636,273
U.S. Treasury (0.1%)
U.S. Treasury Note, 2.500%,
08/15/23 (g)	100,000	98,984

Vendee Mortgage Trust (0.1%)
Vendee Mortgage Trust, 7.793%, 02/15/25	113,553	129,206
Total government obligations (cost: $ 83,939,026)		85,170,401

Asset-Backed Securities (5.5%)
ABFS Mortgage Loan Trust, 7.490%, 12/25/31 (h)	219,867	184,951
Ally Auto Receivables Trust, 2.900%, 05/15/17 (i)	140,000	142,950
Cabela’s Master Credit Card Trust, 2.710%, 02/17/26 (i)	300,000	283,590
CarMax Auto Owner Trust, 4.650%, 08/17/15	100,000	101,195
Centerpoint Energy Transition Bond Co. III LLC, 5.234%, 02/01/23	195,000	225,037

See accompanying notes to investments in securities.

	Principal	Value(a)
CenterPoint Energy Transition Bond Co. IV LLC, 3.028%, 10/15/25	$500,000	$490,528
Chase Issuance Trust, 2.160%, 09/16/24	250,000	229,569
Citibank Credit Card Issuance Trust, 3.720%, 09/08/25	210,000	214,593
Conseco Financial Corp., 8.300%, 11/15/19	5,513	5,554
Countryplace Manufactured Housing Contract Trust, 4.800%, 12/15/35 (b) (d) (f) (i)	504,533	516,221
Credit-Based Asset Servicing and Securitization LLC, 5.970%, 10/25/36 (b) (d) (i)	377,381	380,764
FirstEnergy Ohio PIRB Special Purpose Trust, 1.726%, 01/15/22	200,000	197,388
Ford Credit Auto Owner Trust, 3.220%, 03/15/16	270,000	275,638
Huntington Auto Trust, 1.370%, 05/15/18	165,000	164,107
Ohio Phase-In-Recovery Funding LLC, 2.049%, 07/01/20	400,000	400,286
Origen Manufactured Housing
5.460%, 11/15/35 (d)	398,528	413,094
5.910%, 01/15/37	550,000	575,810
Santander Drive Auto Receivables Trust, 1.810%, 04/15/19	505,000	496,068
Vanderbilt Mortgage Finance, 6.210%, 05/07/26	58,135	59,838
Total asset-backed securities (cost: $ 5,336,270)		5,357,181

Other Mortgage-Backed Securities (4.7%)
Collateralized Mortgage Obligations/Mortgage Revenue Bonds (0.3%)
Bear Stearns Mortgage Securities, Inc., 8.000%, 11/25/29	247,490	226,028
BHN I Mortgage Fund
1.000%, 03/25/14 (d) (f) (i) (j) (k) (l)	10,000	—
7.540%, 05/31/17 (f) (i) (j) (k) (l)	425	—
7.916%, 07/01/14 (f) (i) (j) (k) (l)	50,980	—
Prudential Home Mortgage Securities
7.883%, 09/28/24 (d) (i)	3,070	2,519
7.900%, 04/28/22 (i)	67,850	59,688
Residential Accredit Loans, Inc., 6.250%, 03/25/14 (i)	2,703	2,635
Structured Adjustable Rate Mortgage Loan Trust, 5.197%, 11/25/35 (d)	705,237	30,965
Structured Asset Mortgage Investments, Inc., 2.568%, 05/02/30 (d)	12,885	4,453
		326,288
Commercial Mortgage-Backed Securities (4.4%)
7 WTC Depositor LLC Trust, 4.082%, 03/13/31 (i)	427,236	445,825
Citigroup Commercial Mortgage Trust
2.110%, 01/12/18 (d) (i)	221,651	222,564
3.008%, 01/12/18 (d) (i)	130,000	126,879
Extended Stay America Trust, 2.295%, 12/05/31 (i) (j)	300,000	295,200
Hometown Commercial Mortgage, 5.506%, 11/11/38 (f) (i)	489,597	376,454
Irvine Core Office Trust, 2.068%, 05/15/48 (i)	485,917	472,694
JPMorgan Chase Commercial Mortgage Securities Corp.
2.209%, 12/05/27 (d) (e) (f) (i)	3,610,674	371,166
3.905%, 05/05/30 (d) (i)	300,000	301,176
4.625%, 03/15/46 (d)	22,898	22,918
7.151%, 12/05/27 (i)	125,000	149,040
Morgan Stanley Capital I Trust, 3.451%, 08/05/34 (i)	150,000	141,794
Multi Security Asset Trust, 5.880%, 11/28/35 (d) (f) (i) (j)	990,000	956,439
Queens Center Mortgage Trust 2013-QC, 3.275%, 01/11/37 (i)	387,391	358,189
		4,240,338
Total other mortgage-backed securities (cost: $ 5,474,210)		4,566,626

Corporate Obligations (0.4%)
Communications (0.2%)
Telecommunication (0.2%)
SBA Tower Trust,
2.240%, 04/15/43 (i)	220,000	216,948

See accompanying notes to investments in securities.

	Principal	Value(a)
Financial (0.2%)
Real Estate Investment Trust-Health Care (0.2%)
Ventas Realty L.P., 5.700%, 09/30/43	$120,000	$121,339
Total corporate obligations (cost: $ 339,554)		338,287
Total long-term debt securities (cost: $ 95,089,060)		95,432,495

	Shares
Short-Term Securities (19.4%)
Investment Companies (19.4%)
Dreyfus Treasury Cash Management Fund, current rate 0.010%	3,951,818	3,951,818
JPMorgan U.S. Government Money Market Fund, current rate 0.010%	9,800,000	9,800,000
STIT-Government & Agency Portfolio, current rate 0.020%	5,000,000	5,000,000
Total short-term securities (cost: $ 18,751,818)		18,751,818
Total investments in securities (cost: $ 113,840,878) (m)		114,184,313
Liabilities in excess of cash and other assets (-18.0%)		(17,430,466)
Total net assets (100.0%)		$96,753,847

Investments in Securities Legend
(a)	Securities are valued by procedures described in Note 2 of the Notes to Investments in Securities.
(b)	All or a portion of security segregated to cover when-issued purchase commitments outstanding as of September 30, 2013.
(c)	Security is issued on a when-issued or forward commitment basis. As of September 30, 2013 the total cost of investments issued on a when-issued or forward commitment basis was $17,920,900.
(d)	Variable rate security.
(e)

Interest-only security that entitles holders to receive only interest on the underlying mortgages. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The yield to maturity of an interest-only security is sensitive to the rate of principal payments on the underlying mortgage assets. The rate disclosed represents the market yield based upon the current cost basis and estimated timing and amount of future cash flows.

(f)	Illiquid security. (See Note 3.)
(g)	Fully or partially pledged as initial margin deposits on open futures contracts.

Holdings of Open Futures Contracts

On September 30, 2013, securities with an aggregate market value of $98,984 have been pledged to cover margin requirements for the following open futures contracts:

Type	Expiration	Number of Contracts	Position Type	Unrealized Appreciation/ (Depreciation)
10 Year U.S. Treasury Note	December 2013	28	Long	$51,350
		28		$51,350

(h)	Step rate security.
(i)	Security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program.
(j)	These securities are being fair-valued according to procedures approved by the Board of Trustees.
(k)	Foreign security: The Fund held less than 0.05% of net assets in foreign securities at September 30, 2013.
(l)	Security is in default with respect to interest payments. Income is not being accrued on this security and any payments received are treated as a reduction of principal.
(m)

At September 30, 2013 the cost of securities for federal income tax purposes was $114,738,774. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

	Gross unrealized appreciation	$1,917,029
	Gross unrealized depreciation	(2,471,490)
	Net unrealized depreciation	$(554,461)

See accompanying notes to investments in securities.

Advantus Index 500 Fund

Investments in Securities

September 30, 2013

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (97.5%)
Consumer Discretionary (12.4%)
Auto Components (0.4%)
BorgWarner, Inc.	3,964	$401,910
Delphi Automotive PLC (b)	9,683	565,681
Johnson Controls, Inc.	23,408	971,432
The Goodyear Tire & Rubber Co. (c)	8,394	188,445
		2,127,468
Automobiles (0.8%)
Ford Motor Co.	135,142	2,279,846
General Motors Co. (c)	32,286	1,161,327
Harley-Davidson, Inc.	7,634	490,408
		3,931,581
Distributors (0.1%)
Genuine Parts Co.	5,297	428,474

Diversified Consumer Services (0.1%)
H&R Block, Inc.	9,394	250,444

Hotels, Restaurants & Leisure (1.7%)
Carnival Corp.	15,016	490,122
Chipotle Mexican Grill, Inc. (c)	1,050	450,135
Darden Restaurants, Inc.	4,424	204,787
International Game Technology	8,918	168,818
Marriott International, Inc. - Class A	7,800	328,068
McDonald’s Corp.	34,303	3,300,291
Starbucks Corp.	25,775	1,983,902
Starwood Hotels & Resorts Worldwide, Inc.	6,726	446,943
Wyndham Worldwide Corp.	4,561	278,084
Wynn Resorts, Ltd.	2,767	437,214
Yum! Brands, Inc.	15,307	1,092,767
		9,181,131
Household Durables (0.4%)
DR Horton, Inc.	9,745	189,345
Garmin, Ltd. (b)	4,221	190,747
Harman International Industries, Inc.	2,323	153,852
Leggett & Platt, Inc.	4,783	144,207
Lennar Corp. - Class A	5,647	199,904
Newell Rubbermaid, Inc.	9,797	269,418
PulteGroup, Inc.	11,989	197,819
Stanley Black & Decker, Inc.	5,481	496,414
Whirlpool Corp.	2,786	407,982
		2,249,688
Internet & Catalog Retail (1.3%)
Amazon.com, Inc. (c)	12,695	3,968,965
Expedia, Inc.	3,685	190,846
Netflix, Inc. (c)	2,106	651,196
priceline.com, Inc. (c)	1,782	1,801,513
TripAdvisor, Inc. (c)	3,864	293,046
		6,905,566
Leisure Equipment & Products (0.1%)
Hasbro, Inc.	3,919	184,742
Mattel, Inc.	11,784	493,278
		678,020
Media (3.7%)
Cablevision Systems Corp.	7,337	123,555
CBS Corp. - Class B	19,294	1,064,257
Comcast Corp. - Class A	89,718	4,050,768
DIRECTV (c)	17,514	1,046,461
Discovery Communications, Inc. (c)	7,920	668,606
Gannett Co., Inc.	7,860	210,569
Interpublic Group of Cos., Inc.	14,481	248,784
News Corp. - Class A (c)	17,044	273,727
Omnicom Group, Inc.	8,842	560,936
Scripps Networks Interactive, Inc. - Class A	3,753	293,147
The McGraw-Hill Cos., Inc.	9,388	615,759
The Walt Disney Co.	56,991	3,675,350
The Washington Post Co. - Class B	170	103,929
Time Warner Cable, Inc. - Class A	9,803	1,094,015
Time Warner, Inc.	31,559	2,076,898
Twenty-First Century Fox, Inc.	68,076	2,280,546
Viacom, Inc. - Class B	14,888	1,244,339
		19,631,646
Multiline Retail (0.8%)
Dollar General Corp. (c)	10,244	578,376
Dollar Tree, Inc. (c)	7,666	438,189
Family Dollar Stores, Inc.	3,299	237,594
JC Penney Co., Inc. (c)	10,457	92,231
Kohl’s Corp.	6,978	361,111
Macy’s, Inc.	12,906	558,443
Nordstrom, Inc.	4,947	278,021
Target Corp.	21,649	1,385,103
		3,929,068
Specialty Retail (2.3%)
Abercrombie & Fitch Co. - Class A	2,521	89,168

See accompanying notes to investments in securities.

	Shares	Value(a)
AutoNation, Inc. (c)	2,206	$115,087
AutoZone, Inc. (c)	1,242	525,031
Bed Bath & Beyond, Inc. (c)	7,487	579,194
Best Buy Co., Inc.	9,254	347,025
CarMax, Inc. (c)	7,691	372,783
GameStop Corp. - Class A	3,945	195,869
Home Depot, Inc.	49,137	3,727,042
L Brands, Inc.	8,354	510,429
Lowe’s Cos., Inc.	36,079	1,717,721
O’Reilly Automotive, Inc. (c)	3,707	472,976
PetSmart, Inc.	3,539	269,884
Ross Stores, Inc.	7,407	539,230
Staples, Inc.	22,639	331,661
The Gap, Inc.	9,461	381,089
Tiffany & Co.	3,774	289,164
TJX Cos., Inc.	24,535	1,383,529
Urban Outfitters, Inc. (c)	3,643	133,953
		11,980,835
Textiles, Apparel & Luxury Goods (0.7%)
Coach, Inc.	9,604	523,706
Fossil Group, Inc. (c)	1,713	199,119
NIKE, Inc. - Class B	25,655	1,863,579
PVH Corp.	2,776	329,484
Ralph Lauren Corp.	2,141	352,687
VF Corp.	3,058	608,695
		3,877,270
Consumer Staples (9.8%)
Beverages (2.2%)
Beam, Inc.	5,584	361,005
Brown-Forman Corp. - Class B	5,574	379,757
Coca-Cola Enterprises, Inc.	8,528	342,911
Constellation Brands, Inc. - Class A (c)	5,689	326,549
Dr Pepper Snapple Group, Inc.	6,965	312,171
Molson Coors Brewing Co. - Class B	5,338	267,594
Monster Beverage Corp. (c)	4,651	243,015
PepsiCo, Inc.	52,866	4,202,847
The Coca-Cola Co.	130,781	4,953,984
		11,389,833
Food & Staples Retailing (2.3%)
Costco Wholesale Corp.	15,002	1,727,030
CVS Caremark Corp.	42,137	2,391,275
Safeway, Inc.	8,196	262,190
Sysco Corp.	20,182	642,393
The Kroger Co.	17,734	715,390
Wal-Mart Stores, Inc.	55,836	4,129,631
Walgreen Co.	29,823	1,604,477
Whole Foods Market, Inc.	12,778	747,513
		12,219,899
Food Products (1.5%)
Archer-Daniels-Midland Co.	22,528	829,931
Campbell Soup Co.	6,030	245,481
ConAgra Foods, Inc.	14,478	439,262
General Mills, Inc.	22,018	1,055,103
Hormel Foods Corp.	4,598	193,668
Kellogg Co.	8,827	518,410
Kraft Foods Group, Inc.	20,369	1,068,150
McCormick & Co., Inc.	4,538	293,609
Mead Johnson Nutrition Co.	6,927	514,399
Mondelez International, Inc. - Class A	61,018	1,917,186
The Hershey Co.	5,135	474,987
The JM Smucker Co.	3,669	385,392
Tyson Foods, Inc. - Class A	9,544	269,904
		8,205,482
Household Products (2.0%)
Clorox Co.	4,479	366,024
Colgate-Palmolive Co.	30,231	1,792,698
Kimberly-Clark Corp.	13,159	1,239,841
The Procter & Gamble Co.	93,973	7,103,419
		10,501,982
Personal Care (0.2%)
Avon Products, Inc.	14,787	304,612
The Estee Lauder Cos., Inc. - Class A	8,771	613,093
		917,705
Tobacco (1.6%)
Altria Group, Inc.	68,752	2,361,631
Lorillard, Inc.	12,776	572,109
Philip Morris International, Inc.	55,521	4,807,564
Reynolds American, Inc.	10,804	527,019
		8,268,323
Energy (10.2%)
Energy Equipment & Services (1.8%)
Baker Hughes, Inc.	15,213	746,958
Cameron International Corp. (c)	8,478	494,861
Diamond Offshore Drilling, Inc.	2,396	149,319
Ensco PLC - Class A (b)	7,951	427,366
FMC Technologies, Inc. (c)	8,132	450,676
Halliburton Co.	29,006	1,396,639
Helmerich & Payne, Inc.	3,635	250,633
Nabors Industries, Ltd. (b)	8,906	143,030
National Oilwell Varco, Inc.	14,694	1,147,748

See accompanying notes to investments in securities.

	Shares	Value(a)
Noble Corp. (b)	8,644	$326,484
Rowan Cos. PLC (c)	4,250	156,060
Schlumberger, Ltd.	45,389	4,010,572
		9,700,346
Oil, Gas & Consumable Fuels (8.4%)
Anadarko Petroleum Corp.	17,223	1,601,567
Apache Corp.	13,852	1,179,359
Cabot Oil & Gas Corp. - Class A	14,396	537,259
Chesapeake Energy Corp.	17,379	449,768
Chevron Corp.	66,275	8,052,412
ConocoPhillips	41,977	2,917,821
Consol Energy, Inc.	7,803	262,571
Denbury Resources, Inc. (c)	12,775	235,188
Devon Energy Corp.	13,091	756,136
EOG Resources, Inc.	9,395	1,590,386
EQT Corp.	5,149	456,819
Exxon Mobil Corp.	150,990	12,991,180
Hess Corp.	9,895	765,279
Kinder Morgan, Inc.	23,096	821,525
Marathon Oil Corp.	24,343	849,084
Marathon Petroleum Corp.	10,739	690,732
Murphy Oil Corp.	6,027	363,549
Newfield Exploration Co. (c)	4,625	126,586
Noble Energy, Inc.	12,284	823,151
Occidental Petroleum Corp.	27,654	2,586,755
Peabody Energy Corp.	9,223	159,097
Phillips 66	20,960	1,211,907
Pioneer Natural Resources Co.	4,778	902,086
QEP Resources, Inc.	6,107	169,103
Range Resources Corp.	5,570	422,707
Southwestern Energy Co. (c)	12,008	436,851
Spectra Energy Corp.	22,960	785,921
Tesoro Corp.	4,600	202,308
The Williams Cos., Inc.	23,435	852,097
Valero Energy Corp.	18,579	634,473
WPX Energy, Inc. (c)	6,846	131,854
		43,965,531
Financial (15.7%)
Capital Markets (2.1%)
Ameriprise Financial, Inc.	6,760	615,701
BlackRock, Inc.	4,311	1,166,643
E*Trade Financial Corp. (c)	9,761	161,056
Franklin Resources, Inc.	13,945	704,920
Invesco, Ltd.	15,129	482,615
Legg Mason, Inc.	3,718	124,330
Morgan Stanley	47,700	1,285,515
Northern Trust Corp.	7,743	421,142
State Street Corp.	15,298	1,005,843
T Rowe Price Group, Inc.	8,960	644,493
The Bank of New York Mellon Corp.	39,464	1,191,418
The Charles Schwab Corp.	39,668	838,582
The Goldman Sachs Group, Inc.	14,328	2,266,833
		10,909,091
Commercial Banks (2.7%)
BB&T Corp.	24,144	814,860
Comerica, Inc.	6,319	248,400
Fifth Third Bancorp	30,426	548,885
Huntington Bancshares, Inc.	28,460	235,079
KeyCorp	31,262	356,387
M&T Bank Corp.	4,461	499,275
PNC Financial Services Group, Inc.	18,276	1,324,096
Regions Financial Corp.	47,881	443,378
SunTrust Banks, Inc.	18,435	597,663
US Bancorp	63,092	2,307,905
Wells Fargo & Co.	165,749	6,848,749
Zions Bancorporation	6,300	172,746
		14,397,423
Consumer Finance (1.0%)
American Express Co.	31,827	2,403,575
Capital One Financial Corp.	20,117	1,382,843
Discover Financial Services	16,595	838,711
SLM Corp.	14,962	372,554
		4,997,683
Diversified Financial Services (3.7%)
Bank of America Corp.	368,522	5,085,604
Citigroup, Inc.	104,320	5,060,563
CME Group, Inc.	10,779	796,353
IntercontinentalExchange, Inc. (c)	2,525	458,085
JPMorgan Chase & Co.	129,124	6,674,422
Leucadia National Corp.	10,750	292,830
Moody’s Corp.	6,628	466,147
NYSE Euronext	8,312	348,938
The NASDAQ OMX Group, Inc.	3,923	125,889
		19,308,831
Diversified REIT’s (0.1%)
Vornado Realty Trust	5,965	501,418

Industrial REIT’s (0.1%)
ProLogis, Inc.	17,064	641,948

Insurance (4.3%)
ACE, Ltd. (b)	11,707	1,095,307
Aflac, Inc.	15,900	985,641

See accompanying notes to investments in securities.

	Shares	Value(a)
American International Group, Inc.	50,643	$2,462,769
Aon PLC (b)	10,558	785,938
Assurant, Inc.	2,595	140,389
Berkshire Hathaway, Inc. - Class B (c)	61,743	7,008,448
Chubb Corp.	8,765	782,364
Cincinnati Financial Corp.	5,025	236,979
Genworth Financial, Inc. - Class A (c)	16,854	215,563
Hartford Financial Services Group, Inc.	15,514	482,796
Lincoln National Corp.	9,073	380,975
Loews Corp.	10,490	490,303
Marsh & McLennan Cos., Inc.	18,858	821,266
MetLife, Inc.	38,413	1,803,490
Principal Financial Group, Inc.	9,334	399,682
Prudential Financial, Inc.	15,906	1,240,350
The Allstate Corp.	15,897	803,593
The Progressive Corp.	18,905	514,783
The Travelers Cos., Inc.	12,811	1,085,988
Torchmark Corp.	3,103	224,502
Unum Group	9,029	274,843
XL Group PLC (b)	9,817	302,560
		22,538,529
Office REIT’s (0.1%)
Boston Properties, Inc.	5,287	565,180

Real Estate Services (0.0%)
CBRE Group, Inc. (c)	9,511	219,989

Residential REIT’s (0.2%)
Apartment Investment & Management Co. - Class A	4,988	139,365
AvalonBay Communities, Inc.	4,241	538,989
Equity Residential	11,495	615,787
		1,294,141
Retail REIT’s (0.4%)
Kimco Realty Corp.	13,952	281,551
Simon Property Group, Inc.	10,630	1,575,685
The Macerich Co.	4,821	272,097
		2,129,333
Specialized REIT’s (0.9%)
American Tower Corp.	13,515	1,001,867
HCP, Inc.	15,611	639,270
Health Care REIT, Inc.	9,842	613,944
Host Hotels & Resorts, Inc.	25,728	454,614
Plum Creek Timber Co., Inc.	5,552	260,000
Public Storage	4,939	792,957
Ventas, Inc.	10,086	620,289
Weyerhaeuser Co.	20,034	573,564
		4,956,505
Thrifts & Mortgage Finance (0.1%)
Hudson City Bancorp, Inc.	16,261	147,162
People’s United Financial, Inc.	11,015	158,396
		305,558
Health Care (12.7%)
Biotechnology (2.4%)
Alexion Pharmaceuticals, Inc. (c)	6,677	775,600
Amgen, Inc.	25,843	2,892,865
Biogen Idec, Inc. (c)	8,184	1,970,380
Celgene Corp. (c)	14,108	2,171,645
Gilead Sciences, Inc. (c)	52,505	3,299,414
Regeneron Pharmaceuticals, Inc. (c)	2,730	854,135
Vertex Pharmaceuticals, Inc. (c)	7,980	605,044
		12,569,083
Health Care Equipment & Supplies (1.7%)
Baxter International, Inc.	18,662	1,225,907
Becton Dickinson and Co.	6,634	663,533
Boston Scientific Corp. (c)	46,064	540,791
CareFusion Corp. (c)	7,353	271,326
Covidien PLC (b)	15,779	961,572
CR Bard, Inc.	2,715	312,768
DENTSPLY International, Inc.	4,886	212,101
Edwards Lifesciences Corp. (c)	3,803	264,803
Intuitive Surgical, Inc. (c)	1,435	539,947
Medtronic, Inc.	34,216	1,822,002
St Jude Medical, Inc.	9,851	528,408
Stryker Corp.	10,117	683,808
Varian Medical Systems, Inc. (c)	3,732	278,892
Zimmer Holdings, Inc.	5,793	475,837
		8,781,695
Health Care Providers & Services (2.0%)
Aetna, Inc.	12,764	817,151
AmerisourceBergen Corp.	7,873	481,040
Cardinal Health, Inc.	11,659	608,017
Cigna Corp.	9,681	744,082
DaVita HealthCare Partners, Inc. (c)	6,053	344,416
Express Scripts Holding Co. (c)	27,898	1,723,538

See accompanying notes to investments in securities.

	Shares	Value(a)
Humana, Inc.	5,417	$505,568
Laboratory Corp. of America Holdings (c)	3,084	305,748
McKesson Corp.	7,862	1,008,694
Patterson Cos., Inc.	2,765	111,153
Quest Diagnostics, Inc.	5,210	321,926
Tenet Healthcare Corp. (c)	3,467	142,806
UnitedHealth Group, Inc.	34,836	2,494,606
WellPoint, Inc.	10,288	860,180
		10,468,925
Health Care Technology (0.1%)
Cerner Corp. (c)	10,122	531,911

Life Sciences Tools & Services (0.5%)
Agilent Technologies, Inc.	11,347	581,534
Life Technologies Corp. (c)	5,885	440,375
PerkinElmer, Inc.	3,790	143,072
Thermo Fisher Scientific, Inc.	12,333	1,136,486
Waters Corp. (c)	2,937	311,939
		2,613,406
Pharmaceuticals (6.0%)
Abbott Laboratories	53,292	1,768,761
AbbVie, Inc.	54,385	2,432,641
Actavis, Inc. (c)	4,568	657,792
Allergan, Inc.	10,152	918,248
Bristol-Myers Squibb Co.	56,474	2,613,617
Eli Lilly & Co.	33,955	1,708,955
Forest Laboratories, Inc. (c)	8,015	342,962
Hospira, Inc. (c)	5,658	221,907
Johnson & Johnson	96,669	8,380,236
Merck & Co., Inc.	100,384	4,779,282
Mylan, Inc. (c)	13,052	498,195
Perrigo Co.	3,228	398,271
Pfizer, Inc.	227,097	6,519,955
Zoetis, Inc.	17,120	532,774
		31,773,596
Industrials (10.4%)
Aerospace & Defense (2.6%)
General Dynamics Corp.	11,364	994,577
Honeywell International, Inc.	26,948	2,237,762
L-3 Communications Holdings, Inc.	3,082	291,249
Lockheed Martin Corp.	9,258	1,180,858
Northrop Grumman Corp.	7,895	752,078
Precision Castparts Corp.	5,010	1,138,472
Raytheon Co.	11,029	850,005
Rockwell Collins, Inc.	4,671	316,974
The Boeing Co.	23,810	2,797,675
United Technologies Corp.	28,968	3,123,330
		13,682,980
Air Freight & Logistics (0.8%)
CH Robinson Worldwide, Inc.	5,409	322,160
Expeditors International of Washington, Inc.	7,063	311,196
FedEx Corp.	10,203	1,164,264
United Parcel Service, Inc. - Class B	24,783	2,264,423
		4,062,043
Airlines (0.2%)
Delta Air Lines, Inc.	29,430	694,254
Southwest Airlines Co.	24,225	352,716
		1,046,970
Building Products (0.0%)
Masco Corp.	12,197	259,552

Commercial Services & Supplies (0.4%)
Avery Dennison Corp.	3,324	144,660
Cintas Corp.	3,484	178,381
Iron Mountain, Inc.	5,834	157,635
Pitney Bowes, Inc.	6,887	125,274
Republic Services, Inc.	9,313	310,682
Stericycle, Inc. (c)	2,951	340,545
The ADT Corp. (c)	6,860	278,928
Waste Management, Inc.	14,958	616,868
		2,152,973
Construction & Engineering (0.2%)
Fluor Corp.	5,558	394,396
Jacobs Engineering Group, Inc. (c)	4,459	259,424
Quanta Services, Inc. (c)	7,331	201,676
		855,496
Electrical Equipment (0.8%)
AMETEK, Inc.	8,370	385,187
Eaton Corp. PLC (b)	16,215	1,116,241
Emerson Electric Co.	24,500	1,585,150
Rockwell Automation, Inc.	4,782	511,387
Roper Industries, Inc.	3,399	451,625
		4,049,590
Industrial Conglomerates (2.2%)
3M Co.	22,273	2,659,619
General Electric Co.	349,335	8,345,613
Textron, Inc.	9,622	265,664
Tyco International, Ltd. (b)	15,841	554,118
		11,825,014
Machinery (1.9%)
Caterpillar, Inc.	21,824	1,819,467
Cummins, Inc.	6,039	802,402
Danaher Corp.	20,520	1,422,446

See accompanying notes to investments in securities.

	Shares	Value(a)
Deere & Co.	13,133	$1,068,895
Dover Corp.	5,860	526,404
Flowserve Corp.	4,814	300,346
Illinois Tool Works, Inc.	14,107	1,075,941
Ingersoll-Rand PLC (b)	9,284	602,903
Joy Global, Inc.	3,633	185,428
PACCAR, Inc.	12,091	672,985
Pall Corp.	3,800	292,752
Parker Hannifin Corp.	5,102	554,690
Pentair, Ltd. (b)	6,831	443,605
Snap-On, Inc.	2,038	202,781
Xylem, Inc.	6,268	175,065
		10,146,110
Professional Services (0.2%)
Dun & Bradstreet Corp.	1,339	139,055
Equifax, Inc.	4,120	246,582
Nielsen Holdings NV	7,373	268,746
Robert Half International, Inc.	4,673	182,387
		836,770
Road & Rail (0.9%)
CSX Corp.	34,918	898,790
Kansas City Southern	3,770	412,287
Norfolk Southern Corp.	10,658	824,396
Ryder System, Inc.	1,760	105,072
Union Pacific Corp.	15,912	2,471,770
		4,712,315
Trading Companies & Distributors (0.2%)
Fastenal Co.	9,369	470,792
WW Grainger, Inc.	2,155	563,985
		1,034,777
Information Technology (17.4%)
Communications Equipment (1.8%)
Cisco Systems, Inc.	183,917	4,307,336
F5 Networks, Inc. (c)	2,742	235,154
Harris Corp.	3,653	216,623
JDS Uniphase Corp. (c)	8,148	119,857
Juniper Networks, Inc. (c)	17,339	344,353
Motorola Solutions, Inc.	8,116	481,928
QUALCOMM, Inc.	58,844	3,963,732
		9,668,983
Computers & Peripherals (3.9%)
Apple, Inc. (d)	31,165	14,857,914
Dell, Inc.	50,268	692,190
EMC Corp.	71,379	1,824,447
Hewlett-Packard Co.	65,924	1,383,086
NetApp, Inc.	11,668	497,290
SanDisk Corp.	8,246	490,719
Western Digital Corp.	7,187	455,656
		20,201,302
Electronic Equipment, Instruments & Components (0.5%)
Amphenol Corp. - Class A	5,462	422,650
Corning, Inc.	50,096	730,901
FLIR Systems, Inc.	4,858	152,541
Jabil Circuit, Inc.	6,292	136,411
Molex, Inc.	4,635	178,540
Seagate Technology PLC (b)	10,648	465,743
TE Connectivity, Ltd. (b)	14,128	731,548
		2,818,334
Internet Software & Services (2.3%)
Akamai Technologies, Inc. (c)	6,084	314,543
eBay, Inc. (c)	39,915	2,226,858
Google, Inc. - Class A (c)	9,596	8,405,232
VeriSign, Inc. (c)	4,630	235,621
Yahoo!, Inc. (c)	32,506	1,077,899
		12,260,153
IT Services (3.5%)
Accenture PLC - Class A (b)	22,120	1,628,917
Automatic Data Processing, Inc.	16,591	1,200,856
Cognizant Technology Solutions Corp. - Class A (c)	10,323	847,725
Computer Sciences Corp.	5,045	261,028
Fidelity National Information Services, Inc.	10,029	465,747
Fiserv, Inc. (c)	4,463	450,986
International Business Machines Corp.	35,322	6,540,928
Mastercard, Inc. - Class A	3,612	2,430,081
Paychex, Inc.	11,073	450,007
Teradata Corp. (c)	5,571	308,856
The Western Union Co.	18,933	353,290
Total System Services, Inc.	5,717	168,194
Visa, Inc. - Class A	17,707	3,383,808
		18,490,423
Office Electronics (0.1%)
Xerox Corp.	39,742	408,945

Semiconductors & Semiconductor Equipment (2.0%)
Altera Corp.	10,937	406,419
Analog Devices, Inc.	10,666	501,835
Applied Materials, Inc.	41,260	723,700
Broadcom Corp. - Class A	18,868	490,757
First Solar, Inc. (c)	2,378	95,619
Intel Corp.	170,898	3,916,982
KLA-Tencor Corp.	5,683	345,811

See accompanying notes to investments in securities.

	Shares	Value(a)
Lam Research Corp. (c)	5,553	$284,258
Linear Technology Corp.	7,955	315,495
LSI Corp.	18,705	146,273
Microchip Technology, Inc.	6,682	269,218
Micron Technology, Inc. (c)	35,622	622,316
NVIDIA Corp.	19,774	307,684
Teradyne, Inc. (c)	6,510	107,545
Texas Instruments, Inc.	37,773	1,521,119
Xilinx, Inc.	9,135	428,066
		10,483,097
Software (3.3%)
Adobe Systems, Inc. (c)	16,023	832,235
Autodesk, Inc. (c)	7,586	312,316
CA, Inc.	11,185	331,859
Citrix Systems, Inc. (c)	6,476	457,270
Electronic Arts, Inc. (c)	10,517	268,709
Intuit, Inc.	10,185	675,367
Microsoft Corp.	260,026	8,661,466
Oracle Corp.	122,315	4,057,189
Red Hat, Inc. (c)	6,494	299,633
Salesforce.com, Inc. (c)	18,809	976,375
Symantec Corp.	23,964	593,109
		17,465,528
Materials (3.4%)
Chemicals (2.5%)
Air Products & Chemicals, Inc.	7,202	767,517
Airgas, Inc.	2,249	238,506
CF Industries Holdings, Inc.	2,038	429,672
Eastman Chemical Co.	5,266	410,221
Ecolab, Inc.	9,304	918,863
EI du Pont de Nemours & Co.	31,677	1,855,005
FMC Corp.	4,709	337,730
International Flavors & Fragrances, Inc.	2,790	229,617
LyondellBasell Industries NV - Class A (b)	15,369	1,125,472
Monsanto Co.	18,328	1,912,893
PPG Industries, Inc.	4,886	816,255
Praxair, Inc.	10,132	1,217,968
Sigma-Aldrich Corp.	4,120	351,436
The Dow Chemical Co.	41,429	1,590,874
The Mosaic Co.	11,685	502,689
The Sherwin-Williams Co.	3,072	559,657
		13,264,375
Construction Materials (0.1%)
Vulcan Materials Co.	4,442	230,140

Containers & Packaging (0.1%)
Ball Corp.	4,911	220,406
Bemis Co., Inc.	3,523	137,432
Owens-Illinois, Inc. (c)	5,612	168,472
Sealed Air Corp.	6,656	180,977
		707,287
Metals & Mining (0.5%)
Alcoa, Inc.	36,688	297,907
Allegheny Technologies, Inc.	3,676	112,191
Cliffs Natural Resources, Inc.	5,182	106,231
Freeport-McMoRan Copper & Gold, Inc.	35,521	1,175,035
Newmont Mining Corp.	16,992	477,475
Nucor Corp.	10,867	532,700
United States Steel Corp.	4,935	101,612
		2,803,151
Paper & Forest Products (0.2%)
International Paper Co.	15,236	682,573
MeadWestvaco Corp.	6,009	230,625
		913,198
Telecommunication Services (2.4%)
Diversified Telecommunication Services (2.2%)
AT&T, Inc.	182,183	6,161,429
CenturyLink, Inc.	20,605	646,585
Frontier Communications Corp.	34,293	143,002
Verizon Communications, Inc.	98,163	4,580,285
Windstream Holdings, Inc.	20,302	162,416
		11,693,717
Wireless Telecommunication Services (0.2%)
Crown Castle International Corp. (c)	10,028	732,345

Utilities (3.1%)
Electric Utilities (1.6%)
American Electric Power Co., Inc.	16,613	720,174
Duke Energy Corp.	24,204	1,616,343
Edison International	11,145	513,339
Entergy Corp.	6,092	384,953
Exelon Corp.	29,382	870,882
FirstEnergy Corp.	14,306	521,454
NextEra Energy, Inc.	14,599	1,170,256
Northeast Utilities	10,752	443,520
Pepco Holdings, Inc.	8,490	156,725
Pinnacle West Capital Corp.	3,754	205,494
PPL Corp.	21,592	655,965

See accompanying notes to investments in securities.

	Shares	Value(a)
Southern Co.	29,977	$1,234,453
		8,493,558
Gas Utilities (0.1%)
AGL Resources, Inc.	4,032	185,593
ONEOK, Inc.	7,010	373,773
		559,366
Independent Power Producers & Energy Traders (0.1%)
NRG Energy, Inc.	11,077	302,735
The AES Corp.	21,073	280,060
		582,795
Multi-Utilities (1.3%)
Ameren Corp.	8,299	289,137
CenterPoint Energy, Inc.	14,629	350,657
CMS Energy Corp.	9,059	238,433
Consolidated Edison, Inc.	10,018	552,393
Dominion Resources, Inc.	19,814	1,237,979
DTE Energy Co.	6,002	396,012
Integrys Energy Group, Inc.	2,710	151,462
NiSource, Inc.	10,644	328,793
PG&E Corp.	15,275	625,053
Public Service Enterprise Group, Inc.	17,307	569,919
SCANA Corp.	4,758	219,058
Sempra Energy	7,839	671,018
TECO Energy, Inc.	6,985	115,532
Wisconsin Energy Corp.	7,733	312,259
Xcel Energy, Inc.	17,030	470,198
		6,527,903
Total common stocks (cost: $ 201,337,900)		512,813,727

Short-Term Securities (2.5%)
Investment Companies (2.5%)
JPMorgan U.S. Government Money Market Fund, current rate 0.010%	1,400,000	1,400,000
Wells Fargo Advantage Treasury Plus Money Market Fund, current rate 0.010%	11,591,687	11,591,687
Total short-term securities (cost: $ 12,991,687)		12,991,687
Total investments in securities (cost: $ 214,329,587) (e)		525,805,414
Cash and other assets in excess of liabilities (.0%)		229,704
Total net assets (100.0%)		$526,035,118

Investments in Securities Legend

(a)         Securities are valued by procedures described in Note 2 of the Notes to Investments in Securities.

(b)         Foreign security: The Fund held 2.2% of net assets in foreign securities at September 30, 2013.

(c)          Non-income producing security.

(d)         Fully or partially pledged as initial margin deposits on open futures contracts.

Holdings of Open Futures Contracts

On September 30, 2013, securities with an aggregate market value of $2,383,750 have been pledged to cover margin requirements for the following open futures contracts:

Type	Expiration	Number of Contracts	Position Type	Unrealized Appreciation/ (Depreciation)
S&P 500 E-Mini Index Future	December 2013	147	Long	$26,739
		147		$26,739

(e)          At September 30, 2013 the cost of securities for federal income tax purposes was $218,342,849. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$312,396,358
Gross unrealized depreciation	(4,933,793)
Net unrealized appreciation	$307,462,565

See accompanying notes to investments in securities.

Advantus International Bond Fund

Investments in Securities

September 30, 2013

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Principal(b)	Value(a)
Long-Term Debt Securities (77.6%)
Australia (2.4%)
Government (2.4%)
Australia Government Bond (AUD) 6.250%, 06/15/14	1,038,000	$996,554
New South Wales Treasury Corp. (AUD) 5.500%, 03/01/17	1,440,000	1,444,819
Queensland Treasury Corp. (AUD) 6.000%, 09/14/17	585,000	600,030
		3,041,403
Brazil (4.9%)
Government (4.9%)
Brazil Letras do Tesouro Nacional (BRL) 10.293%, 01/01/15 (c)	229,000	90,937
Brazil Notas do Tesouro Nacional Serie B (BRL)
6.000%, 05/15/15	2,125,000	2,279,991
6.000%, 08/15/16	189,000	201,457
6.000%, 08/15/18	140,000	149,695
6.000%, 05/15/45	2,000,000	2,106,413
Brazil Notas do Tesouro Nacional Serie F (BRL) 10.000%, 01/01/17	3,300,000	1,431,502
		6,259,995
Canada (4.5%)
Government (4.5%)
Canadian Government Bond (CAD)
0.750%, 05/01/14	257,000	249,634
1.000%, 02/01/14	1,397,000	1,358,973
1.000%, 11/01/14	820,000	797,280
1.000%, 02/01/15	2,010,000	1,952,960
2.000%, 03/01/14	301,000	294,031
2.000%, 12/01/14	729,000	716,894
2.250%, 08/01/14	408,000	400,899
		5,770,671
Hungary (4.5%)
Government (4.5%)
Hungary Government Bond (HUF)
5.500%, 02/12/14	29,800,000	136,536
5.500%, 02/12/16	21,500,000	100,492
5.500%, 12/22/16	3,180,000	14,872
5.500%, 12/20/18	11,280,000	52,191
6.000%, 11/24/23	8,220,000	37,834
6.500%, 06/24/19	19,100,000	92,192
6.750%, 08/22/14	90,140,000	421,076
6.750%, 02/24/17	19,200,000	92,766
6.750%, 11/24/17	91,950,000	446,784
7.000%, 06/24/22	24,830,000	121,840
7.500%, 10/24/13	12,300,000	56,092
7.500%, 11/12/20	15,140,000	77,098
7.750%, 08/24/15	23,440,000	113,572
8.000%, 02/12/15	13,800,000	66,172
Hungary Government International Bond (EUR)
3.500%, 07/18/16	30,000	40,865
3.875%, 02/24/20	150,000	191,636
4.375%, 07/04/17	175,000	237,763
5.750%, 06/11/18	530,000	746,132
Hungary Government International Bond (USD)
4.125%, 02/19/18	400,000	396,000
5.375%, 02/21/23	740,000	719,650
6.250%, 01/29/20	735,000	784,613
6.375%, 03/29/21	810,000	861,638
		5,807,814
Iceland (0.3%)
Government (0.3%)
Iceland Government International Bond (USD) 5.875%, 05/11/22 (d)	340,000	349,350

Indonesia (3.1%)
Government (3.1%)
Indonesia Treasury Bond (IDR)
9.500%, 07/15/23	18,680,000,000	1,693,616
10.000%, 09/15/24	1,959,000,000	183,389
10.250%, 07/15/22	2,155,000,000	203,950
11.000%, 11/15/20	6,128,000,000	603,731
12.800%, 06/15/21	8,576,000,000	917,601
12.900%, 06/15/22	3,361,000,000	365,579
		3,967,866
Ireland (8.9%)
Government (8.9%)
Ireland Government Bond (EUR)
4.400%, 06/18/19	125,000	179,728
4.500%, 10/18/18	98,000	142,788
4.500%, 04/18/20	546,000	778,635
5.000%, 10/18/20	2,716,000	3,980,269
5.400%, 03/13/25	2,689,100	3,986,116
5.500%, 10/18/17	1,317,000	1,982,179
5.900%, 10/18/19	310,000	476,427
		11,526,142
Lithuania (1.9%)
Government (1.9%)
Lithuania Government International Bond (USD)
6.125%, 03/09/21 (d)	100,000	114,125
6.750%, 01/15/15 (d)	1,130,000	1,204,250
7.375%, 02/11/20 (d)	900,000	1,091,250
		2,409,625

See accompanying notes to investments in securities.

	Principal(b)	Value(a)
Malaysia (1.6%)
Government (1.6%)
Malaysia Government Bond (MYR)
3.197%, 10/15/15	550,000	$168,648
3.434%, 08/15/14	1,345,000	414,462
3.741%, 02/27/15	1,185,000	366,558
3.835%, 08/12/15	995,000	308,741
4.720%, 09/30/15	30,000	9,466
5.094%, 04/30/14	2,515,000	781,285
8.000%, 10/30/13	20,000	6,160
		2,055,320
Mexico (6.4%)
Government (6.4%)
Mexican Bonos (MXN)
6.000%, 06/18/15	3,126,000	246,149
6.250%, 06/16/16	2,906,000	232,398
7.000%, 06/19/14	703,000	54,624
7.250%, 12/15/16	1,550,000	127,819
7.750%, 12/14/17	5,000,000	424,016
8.000%, 12/19/13	41,050,000	3,146,066
8.000%, 12/17/15	38,033,000	3,137,667
9.500%, 12/18/14	2,130,000	172,812
Mexican Udibonos (MXN)
2.500%, 12/10/20	1,371,381	108,639
3.500%, 12/14/17	2,484,385	208,049
4.000%, 06/13/19	1,714,226	148,444
4.500%, 12/18/14	1,002,201	80,769
5.000%, 06/16/16	2,509,229	213,076
		8,300,528
Philippines (0.6%)
Government (0.6%)
Philippine Government Bond (PHP)
1.625%, 04/25/16	31,760,000	712,811
6.250%, 01/27/14	780,000	18,221
7.000%, 01/27/16	1,240,000	31,365
9.125%, 09/04/16	730,000	19,787
		782,184
Poland (10.1%)
Government (10.1%)
Poland Government Bond (PLN)
2.710%, 01/25/17 (e)	2,011,000	641,407
2.710%, 01/25/21 (e)	2,040,000	638,893
2.899%, 01/25/16 (c)	3,860,000	1,149,158
2.996%, 07/25/15 (c)	911,000	276,335
4.205%, 07/25/14 (c)	815,000	255,531
4.677%, 01/25/14 (c)	3,405,000	1,081,986
5.000%, 10/24/13	645,000	206,929
5.500%, 04/25/15	1,616,000	536,855
5.750%, 04/25/14	9,800,000	3,193,924
5.750%, 09/23/22	5,900,000	2,068,355
6.250%, 10/24/15	2,925,000	993,226
Poland Government International Bond (USD) 6.375%, 07/15/19	1,700,000	1,983,900
		13,026,499
Russia (2.3%)
Government (2.3%)
Russian Foreign Bond (USD) 7.500%, 03/31/30 (d) (f)	2,545,400	2,999,703

Serbia (0.7%)
Government (0.7%)
Republic of Serbia (USD)
4.875%, 02/25/20 (d)	360,000	336,150
5.250%, 11/21/17 (d)	200,000	198,500
7.250%, 09/28/21 (d)	410,000	425,888
		960,538
Singapore (1.3%)
Government (1.3%)
Singapore Government Bond (SGD) 0.250%, 02/01/14	2,100,000	1,673,315

Slovenia (0.5%)
Government (0.5%)
Slovenia Government International Bond (USD)
5.500%, 10/26/22 (d)	530,000	492,900
5.850%, 05/10/23 (d)	200,000	190,000
		682,900
South Korea (14.5%)
Financial (3.0%)
Export-Import Bank of Korea (KRW) 1.450%, 05/19/14 (d)	1,510,000	235,136
Korea Monetary Stabilization Bond (KRW)
2.470%, 04/02/15	1,188,850,000	1,101,818
2.740%, 02/02/15	376,480,000	350,404
2.760%, 06/02/15	346,400,000	322,378
2.780%, 10/02/14	70,700,000	65,851
2.800%, 08/02/15	342,160,000	318,550
2.820%, 08/02/14	17,800,000	16,587
2.840%, 12/02/14	124,780,000	116,294
3.280%, 06/02/14	476,450,000	445,231
3.470%, 02/02/14	273,450,000	255,184
3.480%, 12/02/13	198,860,000	185,316
3.590%, 10/02/13	115,990,000	107,930

See accompanying notes to investments in securities.

	Principal(b)	Value(a)
3.590%, 04/02/14	401,900,000	$375,777
		3,896,456
Government (11.5%)
Korea Treasury Bond (KRW)
2.750%, 12/10/15	754,400,000	701,644
3.000%, 12/10/13	10,803,920,000	10,061,491
3.250%, 12/10/14	108,270,000	101,383
3.250%, 06/10/15	175,600,000	164,722
3.500%, 06/10/14	4,090,410,000	3,828,579
		14,857,819
		18,754,275
Sri Lanka (1.2%)
Government (1.2%)
Sri Lanka Government Bond (LKR)
6.500%, 07/15/15	4,310,000	30,310
7.000%, 03/01/14	140,000	1,046
8.000%, 11/15/18	100,000	653
8.500%, 06/01/18	10,000	68
9.000%, 05/01/21	20,000	130
11.000%, 08/01/15	82,800,000	626,765
11.000%, 09/01/15	120,750,000	914,013
11.750%, 04/01/14	130,000	991
		1,573,976
Sweden (2.5%)
Government (2.5%)
Kommuninvest I Sverige AB (SEK) 2.250%, 05/05/14	4,380,000	686,145
Sweden Government Bond (SEK) 6.750%, 05/05/14	15,600,000	2,511,515
		3,197,660
Ukraine (4.7%)
Government (4.7%)
Financing of Infrastructural Projects State Enterprise (USD) 7.400%, 04/20/18 (d)	200,000	157,250
Ukraine Government International Bond (EUR) 4.950%, 10/13/15 (d)	100,000	116,076
Ukraine Government International Bond (USD)
6.250%, 06/17/16 (d)	200,000	172,000
7.500%, 04/17/23 (d)	2,600,000	2,148,250
7.750%, 09/23/20 (d)	100,000	85,250
7.800%, 11/28/22 (d)	1,600,000	1,334,000
7.950%, 02/23/21 (d)	410,000	350,550
9.250%, 07/24/17 (d)	1,840,000	1,700,252
		6,063,628
United States (0.0%)
Government (0.0%)
County of Bexar, Texas (USD) 5.250%, 08/15/47	50,000	52,354

Vietnam (0.7%)
Government (0.7%)
Socialist Republic of Vietnam (USD) 6.750%, 01/29/20 (d)	880,000	937,200
Total long-term debt securities (cost: $ 95,834,673)		100,192,946

Short-Term Securities (19.0%)
Hungary (0.0%)
Hungary Treasury Bill (HUF) 5.232%, 01/08/14 (c)	9,100,000	41,003

Malaysia (2.4%)
Bank Negara Malaysia Monetary Notes (MYR)
0.171%, 07/08/14 (c)	150,000	44,993
2.550%, 09/09/14 (c)	275,000	82,004
2.827%, 03/27/14 (c)	130,000	39,316
2.830%, 04/15/14 (c)	20,000	6,041
2.830%, 09/18/14 (c)	250,000	74,493
2.850%, 10/22/13 (c)	60,000	18,377
2.850%, 02/06/14 (c)	15,000	4,554
2.850%, 02/18/14 (c)	235,000	71,281
2.850%, 05/20/14 (c)	320,000	96,357
2.855%, 05/27/14 (c)	340,000	102,323
2.859%, 02/20/14 (c)	380,000	115,245
2.860%, 08/14/14 (c)	820,000	245,248
2.861%, 12/12/13 (c)	30,000	9,151
2.861%, 05/15/14 (c)	200,000	60,247
2.870%, 12/26/13 (c)	190,000	57,881
2.873%, 04/24/14 (c)	280,000	84,487
2.873%, 07/24/14 (c)	150,000	44,937
2.875%, 07/15/14 (c)	100,000	29,979
2.876%, 01/16/14 (c)	1,070,000	325,356
2.876%, 03/20/14 (c)	100,000	30,259
2.880%, 02/25/14 (c)	185,000	56,083
2.882%, 01/09/14 (c)	480,000	146,038
2.889%, 08/05/14 (c)	810,000	242,429
2.894%, 11/26/13 (c)	335,000	102,300
2.898%, 04/03/14 (c)	30,000	9,069
2.898%, 06/05/14 (c)	190,000	57,140
2.900%, 10/10/13 (c)	30,000	9,198
2.909%, 10/31/13 (c)	150,000	45,903
2.909%, 03/13/14 (c)	470,000	142,298
2.911%, 10/29/13 (c)	240,000	73,456
2.914%, 11/19/13 (c)	140,000	42,777
2.918%, 12/31/13 (c)	110,000	33,497

See accompanying notes to investments in securities.

	Principal(b)	Value(a)
2.920%, 12/19/13 (c)	170,000	$51,818
2.922%, 12/05/13 (c)	60,000	18,309
2.923%, 08/21/14 (c)	300,000	89,675
2.930%, 01/23/14 (c)	10,000	3,040
2.930%, 01/30/14 (c)	210,000	63,796
2.954%, 06/19/14 (c)	240,000	72,097
2.965%, 11/12/13 (c)	130,000	39,744
2.965%, 12/10/13 (c)	80,000	24,402
2.980%, 10/08/13 (c)	275,000	84,314
3.993%, 06/03/14 (c)	380,000	114,297
4.059%, 06/17/14 (c)	300,000	90,135
Malaysia Treasury Bill (MYR) 2.900%, 05/30/14 (c)	20,000	6,013
		3,160,357
Mexico (0.8%)
Mexican Cetes (MXN)
2.570%, 03/20/14 (c)	2,374,000	177,260
3.447%, 10/24/13 (c)	1,190,000	90,184
3.853%, 04/03/14 (c)	813,000	60,626
3.888%, 10/31/13 (c)	1,219,000	92,317
3.993%, 04/30/14 (c)	4,624,000	343,891
4.059%, 01/09/14 (c)	4,154,800	312,503
		1,076,781
Philippines (0.3%)
Philippine Treasury Bill (PHP)
0.171%, 10/02/13 (c)	1,300,000	29,858
0.529%, 02/05/14 (c)	210,000	4,809
0.551%, 11/13/13 (c)	5,950,000	136,515
0.722%, 08/06/14 (c)	100,000	2,278
0.725%, 09/03/14 (c)	2,420,000	55,094
0.847%, 03/05/14 (c)	2,110,000	48,270
0.971%, 07/02/14 (c)	200,000	4,561
2.861%, 01/08/14 (c)	160,000	3,666
2.882%, 04/02/14 (c)	2,380,000	54,409
		339,460
Singapore (0.5%)
Monetary Authority of Singapore (SGD) 0.280%, 11/08/13 (c)	530,000	422,314
Singapore Treasury Bill (SGD) 2.909%, 11/15/13 (c)	240,000	191,230
		613,544
South Korea (0.9%)
Korea Monetary Stabilization Bond (KRW)
2.550%, 05/09/14	195,900,000	182,197
2.570%, 06/09/14	540,000,000	502,169
2.720%, 09/09/14	532,000,000	495,840
		1,180,206

	Shares/ Principal(b)
Sri Lanka (0.0%)
Sri Lanka Treasury Bill (LKR) 12.284%, 10/11/13 (c)	310,000	2,342

Sweden (1.1%)
Sweden Treasury Bill (SEK)
0.907%, 12/18/13 (c)	1,350,000	209,765
1.096%, 11/20/13 (c)	7,860,000	1,221,897
		1,431,662
United States (3.9%)
Federal Home Loan Bank (USD) 1.000%, 10/01/13 (c)	5,000,000	5,000,000

Investment Company (9.1%)
United States (9.1%)
Dreyfus Treasury Cash Management Fund (USD), current rate 0.010%	11,742,268	11,742,268
Total short-term securities (cost: $ 24,748,221)		24,587,623
Total investments in securities (cost: $ 120,582,894) (g)		124,780,569
Cash and other assets in excess of liabilities (3.4%)		4,381,899
Total net assets (100.0%)		$129,162,468

See accompanying notes to investments in securities.

Foreign Forward Currency Contracts

On September 30, 2013, International Bond Fund had entered into forward foreign currency contracts that obligate the Fund to deliver currencies at specified future dates.  Unrealized appreciation and depreciation on these contracts is included in the accompanying financial statements. The terms of the open contracts were as follows:

Exchange Date	Currency to be delivered - SELL		Currency to be received - BUY		Unrealized Gain (Loss)	Counterparty
10/01/13	246,041	USD	769,000	MYR	$(10,115)	HSB
10/03/13	36,529	USD	2,199,000	INR	(1,404)	CIT
10/03/13	50,346	USD	2,100,000	PHP	(2,113)	HSB
10/04/13	272,273	USD	11,381,000	PHP	(10,868)	DBK
10/04/13	218,847	USD	9,129,000	PHP	(9,168)	HSB
10/04/13	234,390	USD	16,044,000	INR	21,811	HSB
10/07/13	227,121	USD	13,884,000	INR	(5,601)	DBK
10/07/13	327,274	USD	13,611,000	PHP	(14,633)	HSB
10/08/13	42,886	USD	2,586,000	INR	(1,638)	DBK
10/11/13	920,525	USD	12,237,000	MXN	8,400	DBK
10/11/13	188,879	USD	7,850,000	PHP	(8,555)	HSB
10/11/13	107,364	USD	4,460,000	PHP	(4,912)	JPS
10/15/13	260,218	USD	15,917,000	INR	(6,838)	DBK
10/16/13	141,221	USD	441,908	MYR	(5,767)	DBK
10/16/13	63,961	USD	2,662,000	PHP	(2,807)	DBK
10/16/13	326,850	USD	1,023,987	MYR	(12,977)	DBK
10/17/13	405,478	USD	24,767,000	INR	(11,439)	DBK
10/17/13	1,004,000	EUR	1,305,200	USD	(53,911)	HSB
10/18/13	150,330	USD	467,000	MYR	(7,203)	JPS
10/18/13	238,358	USD	14,426,000	INR	(8,907)	JPS
10/21/13	234,343	USD	290,000	SGD	(3,207)	JPS
10/22/13	12,300,000	JPY	125,255	USD	(110)	BCB
10/22/13	15,230,000	JPY	155,578	USD	350	BCB
10/22/13	83,051	USD	5,058,000	INR	(2,693)	DBK
10/22/13	273,034	USD	841,000	MYR	(15,350)	HSB
10/22/13	158,550	USD	9,656,000	INR	(5,142)	JPS
10/23/13	202,548	USD	628,000	MYR	(10,140)	DBK
10/24/13	135,000	USD	418,635	MYR	(6,746)	HSB
10/25/13	28,881	EUR	37,673	USD	(1,424)	BCB
10/28/13	156,430	USD	76,119,000	CLP	(5,705)	CIT
10/29/13	169,083	USD	10,174,000	INR	(7,765)	HSB
10/31/13	135,323	USD	419,000	MYR	(7,014)	JPS
11/08/13	13,826,020	JPY	173,102	USD	32,170	CIT
11/08/13	40,155	USD	2,528,000	INR	(181)	DBK
11/08/13	328,268	EUR	2,447,400	NOK	(38,015)	UBS
11/12/13	22,910,000	JPY	245,420	USD	11,888	HSB
11/12/13	39,451	USD	2,730,000	INR	3,673	HSB
11/13/13	101,264	USD	6,890,000	INR	7,544	HSB
11/13/13	13,582,000	JPY	171,701	USD	33,253	JPS
11/15/13	19,766,000	JPY	249,894	USD	48,407	CIT
11/15/13	18,200,000	JPY	230,074	USD	44,550	MSC
11/15/13	13,769,800	JPY	173,993	USD	33,629	UBS
11/18/13	101,375	USD	6,930,000	INR	7,924	DBK
11/18/13	146,204	USD	9,191,000	INR	(1,244)	JPS
11/19/13	56,774,000	JPY	703,162	USD	124,415	CIT
11/19/13	130,000	USD	405,080	MYR	(6,102)	DBK
11/19/13	45,867,000	JPY	565,934	USD	98,372	DBK
11/20/13	63,773,000	JPY	788,372	USD	138,275	CIT

See accompanying notes to investments in securities.

Exchange Date	Currency to be delivered - SELL		Currency to be received - BUY		Unrealized Gain (Loss)	Counterparty
11/20/13	93,208	USD	6,313,000	INR	$6,309	DBK
11/20/13	72,087	USD	225,000	MYR	(3,273)	HSB
11/20/13	11,968,000	JPY	148,176	USD	26,175	HSB
11/20/13	22,904,000	JPY	283,808	USD	50,326	JPS
11/20/13	18,297,000	JPY	226,594	USD	40,076	UBS
11/26/13	117,536	USD	7,654,000	INR	2,935	DBK
11/27/13	250,391	USD	15,997,000	INR	1,332	DBK
11/27/13	155,174	USD	9,920,000	INR	923	HSB
11/27/13	90,809	USD	5,802,500	INR	497	JPS
11/29/13	41,248	USD	2,769,000	INR	2,301	DBK
11/29/13	79,949	USD	5,367,000	INR	4,461	DBK
11/29/13	76,166	USD	5,113,000	INR	4,250	DBK
11/29/13	70,696	USD	4,620,000	INR	1,965	HSB
11/29/13	94,439	USD	6,300,000	INR	4,645	HSB
11/29/13	89,214	USD	5,802,500	INR	2,045	JPS
12/03/13	31,705	USD	2,220,000	INR	3,174	CIT
12/03/13	100,000	EUR	130,396	USD	(4,991)	DBK
12/09/13	202,851	EUR	266,810	USD	(7,827)	HSB
12/09/13	30,600	EUR	40,172	USD	(1,257)	UBS
12/13/13	89,000	EUR	116,173	USD	(4,324)	JPS
12/17/13	426,417	USD	1,323,172	MYR	(22,395)	JPS
12/18/13	210,484	USD	14,696,000	INR	19,564	JPS
12/23/13	351,194	USD	441,100	SGD	407	DBK
12/26/13	118,946	USD	7,654,000	INR	634	DBK
12/26/13	88,681	USD	5,688,000	INR	184	JPS
12/31/13	19,801	USD	1,265,000	INR	(62)	DBK
01/06/14	34,010	USD	2,199,000	INR	—	CIT
01/08/14	166,747	USD	515,800	MYR	(9,454)	DBK
01/09/14	3,651,085	EUR	31,461,400	SEK	(56,335)	DBK
01/10/14	9,980,000	JPY	114,385	USD	12,605	CIT
01/10/14	331,152	USD	1,023,987	MYR	(18,923)	HSB
01/13/14	207,254	USD	102,000,000	CLP	(7,374)	MSC
01/13/14	2,481,000	EUR	3,249,440	USD	(109,852)	UBS
01/13/14	472,878	EUR	619,343	USD	(20,938)	UBS
01/13/14	252,202	EUR	330,130	USD	(11,353)	UBS
01/14/14	204,914	EUR	272,536	USD	(4,920)	CIT
01/14/14	482,000	EUR	638,602	USD	(14,032)	DBK
01/14/14	141,863	EUR	185,734	USD	(6,350)	JPS
01/14/14	9,950,000	JPY	113,955	USD	12,477	UBS
01/14/14	19,970,000	JPY	228,197	USD	24,528	UBS
01/15/14	35,690,000	JPY	406,492	USD	42,495	HSB
01/16/14	10,020,000	JPY	112,934	USD	10,741	DBK
01/16/14	34,870	USD	107,000	MYR	(2,256)	JPS
01/16/14	20,250,000	JPY	228,066	USD	21,538	UBS
01/16/14	25,460,000	JPY	286,970	USD	27,306	UBS
01/17/14	459,600	EUR	614,945	USD	(7,365)	DBK
01/21/14	190,000	EUR	249,727	USD	(7,541)	BCB
01/22/14	348,150	USD	171,290,000	CLP	(12,882)	DBK
01/22/14	204,914	EUR	273,017	USD	(4,446)	JPS
01/24/14	494,294	USD	242,970,000	CLP	(18,848)	DBK
01/27/14	362,540	EUR	482,965	USD	(7,938)	UBS
01/27/14	52,800,000	JPY	598,504	USD	59,956	UBS

See accompanying notes to investments in securities.

Exchange Date	Currency to be delivered - SELL		Currency to be received - BUY		Unrealized Gain (Loss)	Counterparty
01/28/14	310,400	EUR	415,461	USD	$(4,842)	CIT
01/28/14	307,688	USD	151,290,000	CLP	(11,796)	DBK
01/28/14	50,203,538	JPY	560,620	USD	48,552	DBK
01/28/14	64,982,551	JPY	726,062	USD	63,250	HSB
01/29/14	99,603	USD	48,870,000	CLP	(4,036)	DBK
01/30/14	105,549	USD	51,930,000	CLP	(4,011)	JPM
01/30/14	216,999	USD	674,000	MYR	(11,722)	JPS
01/31/14	300,000	EUR	404,709	USD	(1,516)	DBK
01/31/14	198,578	USD	97,750,000	CLP	(7,474)	DBK
02/03/14	184,693	USD	91,220,000	CLP	(6,425)	DBK
02/03/14	302,000	EUR	409,557	USD	620	UBS
02/04/14	153,724	USD	484,000	MYR	(6,356)	JPS
02/06/14	711,193	USD	907,084	SGD	11,920	DBK
02/06/14	351,100	USD	1,113,865	MYR	(11,990)	HSB
02/07/14	256,845	USD	327,000	SGD	3,835	DBK
02/07/14	264,328	USD	327,000	SGD	(3,648)	HSB
02/10/14	454,000	EUR	614,793	USD	20	CIT
02/10/14	14,673,000	JPY	148,946	USD	(731)	CIT
02/10/14	158,000	EUR	213,671	USD	(281)	HSB
02/10/14	341,000	EUR	461,687	USD	(70)	UBS
02/11/14	76,097	EUR	328,000	PLN	1,242	BCB
02/11/14	104,826	USD	51,700,000	CLP	(3,895)	BCB
02/11/14	389,000	EUR	525,578	USD	(1,179)	BCB
02/11/14	76,260	EUR	328,000	PLN	1,021	DBK
02/11/14	210,000	EUR	281,805	USD	(2,562)	DBK
02/12/14	785,727	USD	996,930	SGD	9,023	BCB
02/12/14	104,880	USD	51,800,000	CLP	(3,767)	DBK
02/12/14	81,960	USD	92,000,000	KRW	3,259	DBK
02/12/14	14,652,000	JPY	157,854	USD	8,389	GSC
02/13/14	160,000	EUR	214,608	USD	(2,054)	UBS
02/14/14	89,478	USD	44,110,000	CLP	(3,398)	DBK
02/14/14	611,268	USD	1,927,206	MYR	(24,809)	DBK
02/14/14	76,125	EUR	328,000	PLN	1,184	DBK
02/14/14	239,668	USD	118,480,000	CLP	(8,457)	MSC
02/18/14	268,665	USD	132,460,000	CLP	(10,306)	DBK
02/18/14	6,828,270	JPY	73,359	USD	3,701	GSC
02/18/14	151,899	USD	192,000	SGD	1,166	HSB
02/18/14	8,030,000	JPY	86,275	USD	4,357	JPS
02/19/14	153,607	USD	485,000	MYR	(6,062)	HSB
02/19/14	1,087,159	USD	1,228,000,000	KRW	50,003	HSB
02/19/14	206,000	EUR	275,453	USD	(3,505)	JPS
02/19/14	206,000	EUR	275,177	USD	(3,781)	JPS
02/20/14	357,239	USD	175,690,000	CLP	(14,650)	CIT
02/21/14	210,000	EUR	281,106	USD	(3,270)	GSC
02/21/14	98,171	USD	48,300,000	CLP	(4,000)	JPM
02/24/14	19,720,000	JPY	211,022	USD	9,840	HSB
02/24/14	166,345	USD	82,000,000	CLP	(6,532)	JPM
02/24/14	117,832	USD	58,250,000	CLP	(4,305)	MSC
02/25/14	166,862	USD	82,530,000	CLP	(6,036)	DBK
02/25/14	19,700,000	JPY	212,508	USD	11,528	JPS
02/26/14	545,337	EUR	727,027	USD	(11,465)	BCB
02/26/14	51,267	EUR	68,344	USD	(1,081)	BCB

See accompanying notes to investments in securities.

Exchange Date	Currency to be delivered - SELL		Currency to be received - BUY		Unrealized Gain (Loss)	Counterparty
02/26/14	182,808	USD	90,490,000	CLP	$(6,493)	DBK
02/26/14	201,152	USD	99,500,000	CLP	(7,282)	MSC
02/26/14	52,556,000	JPY	533,780	USD	(2,401)	UBS
02/26/14	743,770	EUR	993,937	USD	(13,271)	UBS
02/27/14	54,600,000	JPY	583,209	USD	26,170	BCB
02/27/14	50,045	EUR	66,849	USD	(922)	BCB
02/27/14	142,450	EUR	190,276	USD	(2,629)	BCB
02/27/14	275,920	USD	136,470,000	CLP	(10,050)	DBK
02/27/14	42,000	EUR	55,546	USD	(1,330)	DBK
02/27/14	12,300	EUR	16,267	USD	(390)	DBK
02/27/14	318,658	USD	407,500	SGD	6,214	DBK
02/28/14	126,444	USD	156,500	SGD	(1,677)	DBK
02/28/14	72,989	USD	36,150,000	CLP	(2,571)	DBK
02/28/14	122,046	USD	156,500	SGD	2,721	DBK
02/28/14	59,638	USD	29,500,000	CLP	(2,174)	JPM
02/28/14	132,617	EUR	177,609	USD	(1,981)	UBS
03/03/14	189,686	USD	93,885,000	CLP	(6,874)	DBK
03/03/14	1,865,214	EUR	2,454,155	USD	(71,744)	DBK
03/03/14	20,800,000	JPY	228,732	USD	16,521	JPS
03/04/14	20,800,000	JPY	228,446	USD	16,233	HSB
03/04/14	23,200,000	JPY	252,366	USD	15,667	UBS
03/05/14	277,638	USD	137,500,000	CLP	(9,969)	BCB
03/05/14	189,170	USD	93,885,000	CLP	(6,406)	DBK
03/05/14	13,000	EUR	16,933	USD	(672)	DBK
03/06/14	205,576	USD	102,120,000	CLP	(6,807)	DBK
03/07/14	157,427	EUR	205,984	USD	(7,209)	BCB
03/07/14	57,903,900	JPY	584,045	USD	(6,736)	BCB
03/07/14	204,947	USD	101,500,000	CLP	(7,410)	DBK
03/07/14	1,620,000	EUR	2,120,418	USD	(73,436)	DBK
03/10/14	259,873	EUR	338,547	USD	(13,384)	BCB
03/10/14	730,071	EUR	953,801	USD	(34,893)	CIT
03/10/14	559,824	USD	7,354,410	MXN	(7,922)	HSB
03/10/14	104,000	EUR	135,720	USD	(5,121)	HSB
03/10/14	89,091	USD	44,100,000	CLP	(3,298)	MSC
03/10/14	294,000	EUR	384,185	USD	(13,963)	MSC
03/13/14	199,677	USD	98,760,000	CLP	(7,621)	DBK
03/13/14	27,000	EUR	35,588	USD	(977)	JPM
03/14/14	443,393	USD	553,000	SGD	(2,505)	HSB
03/17/14	80,099	EUR	104,230	USD	(4,246)	BCB
03/18/14	55,874	EUR	72,535	USD	(3,134)	CIT
03/18/14	405,271	USD	199,920,000	CLP	(16,743)	DBK
03/19/14	56,640,000	JPY	596,556	USD	18,617	CIT
03/19/14	21,026,000	JPY	220,225	USD	5,682	CIT
03/19/14	321,222	USD	409,700	SGD	5,422	DBK
03/19/14	375,135	USD	468,000	SGD	(2,010)	HSB
03/19/14	231,807	USD	297,000	SGD	4,984	JPS
03/19/14	29,650,000	JPY	309,936	USD	7,396	MSC
03/21/14	45,378	EUR	58,928	USD	(2,527)	BCB
03/21/14	98,483	USD	48,700,000	CLP	(3,876)	JPM
03/24/14	28,760,000	JPY	304,027	USD	10,557	BCB
03/24/14	28,159,000	JPY	298,253	USD	10,916	DBK
03/25/14	13,332,130	JPY	140,560	USD	4,517	BCB

See accompanying notes to investments in securities.

Exchange Date	Currency to be delivered - SELL		Currency to be received - BUY		Unrealized Gain (Loss)	Counterparty
03/26/14	94,407	EUR	122,795	USD	$(5,061)	CIT
03/26/14	142,000	EUR	184,494	USD	(7,819)	DBK
03/31/14	22,832	EUR	29,440	USD	(1,482)	DBK
04/03/14	78,175	EUR	100,467	USD	(5,409)	DBK
04/04/14	207,230	USD	102,330,000	CLP	(8,789)	DBK
04/04/14	326,000	EUR	419,611	USD	(21,908)	DBK
04/07/14	122,716	EUR	157,942	USD	(8,261)	BCB
04/10/14	602,000	EUR	786,736	USD	(28,602)	HSB
04/11/14	121,475	EUR	158,980	USD	(5,544)	DBK
04/11/14	301,000	EUR	394,084	USD	(13,586)	UBS
04/14/14	244,000	EUR	319,809	USD	(10,665)	JPS
04/14/14	170,050	USD	83,180,000	CLP	(8,924)	MSC
04/16/14	510,253	EUR	667,885	USD	(23,208)	HSB
04/21/14	22,030,000	JPY	226,468	USD	1,610	BCB
04/21/14	374,392	USD	1,155,000	MYR	(24,205)	JPS
04/21/14	130,627	USD	402,984	MYR	(8,445)	JPS
04/21/14	13,240,000	JPY	135,917	USD	778	JPS
04/21/14	151,315	USD	74,530,000	CLP	(7,056)	MSC
04/22/14	119,438	EUR	157,297	USD	(4,475)	BCB
04/22/14	12,300,000	JPY	125,696	USD	150	CIT
04/22/14	32,855	EUR	43,008	USD	(1,492)	JPS
04/22/14	15,980,000	JPY	163,243	USD	135	JPS
04/23/14	341,000	EUR	446,949	USD	(14,918)	DBK
04/25/14	220,162	EUR	287,576	USD	(10,625)	BCB
04/28/14	95,064	USD	47,223,000	CLP	(3,731)	JPM
04/30/14	84,263	EUR	109,896	USD	(4,237)	BCB
04/30/14	535,000	EUR	710,277	USD	(14,373)	DBK
05/05/14	336,531	EUR	446,052	USD	(9,783)	BCB
05/07/14	32,000	EUR	41,995	USD	(1,349)	BCB
05/07/14	32,000	EUR	42,099	USD	(1,245)	GSC
05/07/14	43,000	EUR	56,571	USD	(1,674)	GSC
05/08/14	51,000	EUR	66,790	USD	(2,291)	GSC
05/12/14	14,673,000	JPY	148,727	USD	(1,072)	CIT
05/12/14	32,000	EUR	42,277	USD	(1,069)	GSC
05/12/14	105,477	USD	52,000,000	CLP	(5,060)	MSC
05/12/14	16,000	EUR	21,126	USD	(547)	UBS
05/13/14	19,620,000	JPY	198,148	USD	(2,158)	GSC
05/13/14	203,000	EUR	271,472	USD	(3,502)	GSC
05/13/14	14,666,000	JPY	148,089	USD	(1,640)	UBS
05/14/14	14,665,000	JPY	145,767	USD	(3,954)	CIT
05/19/14	151,802	USD	192,500	SGD	1,700	DBK
05/20/14	62,000	EUR	80,337	USD	(3,648)	GSC
05/20/14	92,000	EUR	119,209	USD	(5,413)	GSC
05/21/14	62,000	EUR	79,810	USD	(4,175)	BCB
05/27/14	290,055	EUR	1,238,000	PLN	(1,558)	MSC
06/05/14	22,710	EUR	29,669	USD	(1,095)	BCB
06/09/14	46,300,000	JPY	466,875	USD	(5,952)	CIT
06/09/14	74,750	EUR	98,152	USD	(3,111)	DBK
06/09/14	58,800	EUR	77,209	USD	(2,447)	DBK
06/09/14	69,400,000	JPY	700,939	USD	(7,790)	HSB
06/09/14	46,500,000	JPY	467,032	USD	(7,837)	JPS
06/10/14	62,600,000	JPY	643,264	USD	3,971	BCB

See accompanying notes to investments in securities.

Exchange Date	Currency to be delivered - SELL		Currency to be received - BUY		Unrealized Gain (Loss)	Counterparty
06/10/14	66,670,000	JPY	689,224	USD	$8,367	HSB
06/10/14	45,210,000	JPY	459,468	USD	(2,232)	JPS
06/11/14	87,565	EUR	384,000	PLN	2,672	CIT
06/11/14	22,100,000	JPY	229,978	USD	4,283	DBK
06/11/14	61,770,000	JPY	643,279	USD	12,456	JPS
06/12/14	451,800	EUR	1,967,000	PLN	9,240	DBK
06/13/14	69,000	EUR	91,615	USD	(1,860)	DBK
06/16/14	17,886,000	JPY	188,274	USD	5,604	CIT
06/17/14	26,000,000	JPY	275,176	USD	9,635	JPS
06/20/14	279,587	USD	352,000	SGD	1,128	HSB
06/30/14	731,435	EUR	6,480,000	SEK	11,680	UBS
07/14/14	315,506	USD	1,023,565	MYR	(6,513)	DBK
07/15/14	360,730	USD	1,160,000	MYR	(10,569)	DBK
07/16/14	161,000	EUR	210,491	USD	(7,646)	BCB
07/16/14	461,886	EUR	4,056,247	SEK	1,540	MSC
07/16/14	842,872	EUR	7,423,850	SEK	6,186	UBS
07/18/14	253,000	EUR	332,758	USD	(10,032)	BCB
07/18/14	71,760	USD	232,000	MYR	(1,739)	DBK
07/18/14	191,972	EUR	813,000	MYR	(14,727)	DBK
07/22/14	215,064	EUR	918,000	MYR	(14,387)	DBK
07/22/14	112,692	USD	366,000	MYR	(2,250)	DBK
07/22/14	139,000	EUR	182,343	USD	(5,992)	DBK
07/22/14	558,745	EUR	4,866,106	SEK	(4,577)	MSC
07/23/14	126,000	EUR	165,567	USD	(5,155)	DBK
07/24/14	32,786,000	JPY	329,553	USD	(5,450)	CIT
07/24/14	51,000,000	JPY	511,894	USD	(9,217)	JPM
07/25/14	138,169	USD	445,000	MYR	(3,910)	DBK
07/25/14	277,008	EUR	1,180,000	MYR	(19,319)	DBK
07/25/14	184,000	EUR	243,365	USD	(5,945)	DBK
07/25/14	184,000	EUR	243,590	USD	(5,719)	GSC
07/25/14	17,600,000	JPY	177,554	USD	(2,283)	JPM
07/28/14	30,914	EUR	40,940	USD	(947)	CIT
07/29/14	60,350,000	JPY	608,011	USD	(8,680)	BCB
07/30/14	273,769	EUR	1,180,000	MYR	(15,032)	JPS
07/30/14	3,999,335	USD	13,031,032	MYR	(68,843)	JPS
07/31/14	535,000	EUR	711,237	USD	(13,676)	JPM
07/31/14	1,152,353	USD	1,454,500	SGD	7,753	JPS
07/31/14	168,800	USD	89,810,000	CLP	3,061	MSC
08/01/14	919,456	USD	1,165,870	SGD	10,443	MSC
08/01/14	536,000	EUR	713,362	USD	(12,909)	UBS
08/04/14	97,592	EUR	129,588	USD	(2,650)	BCB
08/04/14	535,000	EUR	709,105	USD	(15,820)	HSB
08/05/14	335,000	EUR	444,290	USD	(9,637)	BCB
08/06/14	366,500	EUR	484,771	USD	(11,841)	JPM
08/08/14	59,760	EUR	79,558	USD	(1,418)	CIT
08/11/14	15,430,000	JPY	159,450	USD	1,749	BCB
08/11/14	15,440,000	JPY	159,554	USD	1,750	CIT
08/11/14	17,124	EUR	22,817	USD	(386)	CIT
08/11/14	273,000	EUR	364,005	USD	(5,922)	DBK
08/11/14	360,500	EUR	480,049	USD	(8,443)	JPM
08/12/14	514,381	USD	651,000	SGD	4,879	DBK
08/12/14	15,430,000	JPY	160,582	USD	2,879	DBK

See accompanying notes to investments in securities.

Exchange Date	Currency to be delivered - SELL		Currency to be received - BUY		Unrealized Gain (Loss)	Counterparty
08/12/14	107,000	EUR	143,256	USD	$(1,734)	GSC
08/18/14	201,575	USD	256,000	SGD	2,624	BCB
08/18/14	93,656	USD	106,000,000	KRW	4,016	JPS
08/19/14	151,838	USD	192,500	SGD	1,711	DBK
08/19/14	831,019	EUR	3,590,000	PLN	3,058	DBK
08/19/14	51,438,000	JPY	524,038	USD	(1,738)	DBK
08/19/14	151,467	USD	192,000	SGD	1,682	HSB
08/20/14	96,755,000	JPY	997,474	USD	8,474	HSB
08/20/14	46,522,000	JPY	478,486	USD	2,952	JPM
08/20/14	23,117,000	JPY	237,872	USD	1,577	JPM
08/20/14	84,372	USD	44,900,000	CLP	1,344	MSC
08/21/14	761,000	EUR	1,017,301	USD	(13,929)	JPM
08/22/14	23,068,000	JPY	237,913	USD	2,112	BCB
08/25/14	131,855	EUR	176,763	USD	(1,916)	BCB
08/25/14	46,090,000	JPY	474,463	USD	3,312	CIT
08/25/14	22,797,000	JPY	234,571	USD	1,531	DBK
08/25/14	45,752,000	JPY	469,776	USD	2,081	HSB
08/26/14	64,764,000	JPY	658,840	USD	(3,213)	BCB
08/26/14	434,804	EUR	3,820,973	SEK	1,101	DBK
08/26/14	45,992,000	JPY	467,867	USD	(2,289)	JPM
08/27/14	318,783	USD	407,500	SGD	6,271	DBK
08/27/14	38,472,000	JPY	389,787	USD	(3,500)	DBK
08/27/14	73,808,000	JPY	747,900	USD	(6,616)	HSB
08/27/14	33,447,000	JPY	339,348	USD	(2,570)	JPM
08/27/14	327,271	EUR	437,637	USD	(5,859)	JPM
08/29/14	51,798	EUR	69,171	USD	(1,023)	DBK
08/29/14	22,848,000	JPY	235,148	USD	1,573	JPM
09/03/14	27,000	EUR	35,756	USD	(834)	DBK
09/03/14	59,000	EUR	78,134	USD	(1,822)	DBK
09/05/14	74,750	EUR	98,647	USD	(2,653)	DBK
09/19/14	33,313	EUR	44,506	USD	(642)	BCB
09/22/14	616,157	EUR	823,555	USD	(11,512)	UBS
09/23/14	384,000	EUR	521,019	USD	588	DBK
09/24/14	81,780	EUR	110,710	USD	(125)	BCB
09/26/14	179,000	EUR	241,547	USD	(1,053)	DBK
09/30/14	183,992	USD	96,320,000	CLP	(1,013)	DBK
09/30/14	9,763,000	JPY	99,014	USD	(837)	JPM
10/01/14	234,201	USD	769,000	MYR	(3,015)	HSB
					$(389,407)

Investments in Securities Legend

(a)         Securities are valued by procedures described in Note 2 of the Notes to Investments in Securities.

(b)         Principal amounts for foreign debt securities are denominated in the currencies indicated.  United States debt securities are denominated in U.S. Dollars.

(c)          For zero coupon issues (strips) the interest rate represents the yield to maturity at September 30, 2013.

(d)         Security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program.

(e)          Variable rate security.

(f)           Step rate security.

(g)          At September 30, 2013 the cost of securities for federal income tax purposes was $120,582,894. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$6,980,891
Gross unrealized depreciation	(2,783,216)
Net unrealized appreciation	$4,197,675

See accompanying notes to investments in securities.

Currency Legend
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
EUR	Euro
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
LKR	Sri Lanka Rupee
MXN	Mexican New Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar
Counterparty Legend
BCB	Barclays Bank PLC
CIT	Citibank NA
DBK	Deutsche Bank AG
GSC	Goldman Sachs
HSB	HSBC Bank PLC
JPM	JPMorgan Chase Bank NA
JPS	JPMorgan Chase (Singapore)
MSC	Morgan Stanley and Co., Inc.
UBS	UBS AG

See accompanying notes to investments in securities.

Advantus Index 400 Mid-Cap Fund

Investments in Securities

September 30, 2013

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (97.3%)
Consumer Discretionary (13.7%)
Auto Components (0.2%)
Gentex Corp.	21,399	$547,601

Automobiles (0.2%)
Thor Industries, Inc.	6,632	384,921

Distributors (0.7%)
LKQ Corp. (b)	44,643	1,422,326

Diversified Consumer Services (0.9%)
Apollo Group, Inc. - Class A (b)	14,784	307,655
DeVry, Inc.	8,420	257,315
Matthews International Corp. - Class A	4,075	155,176
Regis Corp.	6,492	95,302
Service Corp. International/US	31,530	587,089
Sotheby’s	10,136	497,982
		1,900,519
Hotels, Restaurants & Leisure (1.7%)
Bally Technologies, Inc. (b)	5,809	418,596
Bob Evans Farms, Inc.	4,033	230,970
Brinker International, Inc.	9,838	398,734
Domino’s Pizza, Inc.	8,286	563,034
International Speedway Corp. - Class A	4,153	134,142
Life Time Fitness, Inc. (b)	5,846	300,894
Panera Bread Co. - Class A (b)	4,222	669,314
Scientific Games Corp. - Class A (b)	7,221	116,763
The Cheesecake Factory, Inc.	7,361	323,516
The Wendy’s Co.	42,163	357,542
WMS Industries, Inc. (b)	8,158	211,700
		3,725,205
Household Durables (2.2%)
Jarden Corp. (b)	17,603	851,985
KB Home	12,352	222,583
MDC Holdings, Inc.	5,800	174,058
Mohawk Industries, Inc. (b)	9,124	1,188,401
NVR, Inc. (b)	653	600,231
Tempur-Pedic International, Inc. (b)	9,016	396,344
Toll Brothers, Inc. (b)	22,631	733,923
Tupperware Brands Corp.	7,700	665,049
		4,832,574
Internet & Catalog Retail (0.1%)
HSN, Inc.	4,992	267,671

Leisure Equipment & Products (0.6%)
Polaris Industries, Inc.	9,567	1,235,865

Media (1.4%)
AMC Networks, Inc. - Class A (b)	8,824	604,268
Cinemark Holdings, Inc.	15,457	490,605
DreamWorks Animation SKG, Inc. - Class A (b)	10,525	299,541
John Wiley & Sons, Inc. - Class A	6,883	328,250
Lamar Advertising Co. - Class A (b)	9,708	456,567
Meredith Corp.	5,509	262,339
Scholastic Corp.	3,841	110,045
The New York Times Co. - Class A (b)	18,691	234,946
Valassis Communications, Inc.	5,624	162,421
		2,948,982
Multiline Retail (0.3%)
Big Lots, Inc. (b)	8,670	321,570
Saks, Inc. (b)	15,204	242,352
		563,922
Specialty Retail (4.4%)
Aaron’s, Inc.	11,313	313,370
Advance Auto Parts, Inc.	10,845	896,665
Aeropostale, Inc. (b)	11,642	109,435
American Eagle Outfitters, Inc.	25,252	353,276
ANN, Inc. (b)	6,824	247,165
Ascena Retail Group, Inc. (b)	18,960	377,873
Cabela’s, Inc. (b)	6,960	438,689
Carter’s, Inc.	8,820	669,350
Chico’s FAS, Inc.	23,944	398,907
CST Brands, Inc.	8,938	266,352
Dick’s Sporting Goods, Inc.	15,137	808,013
Foot Locker, Inc.	22,109	750,379
Guess?, Inc.	8,847	264,083
Murphy USA, Inc. (b)	6,609	266,938
Office Depot, Inc. (b)	35,688	172,373
Rent-A-Center, Inc.	7,904	301,142
Signet Jewelers, Ltd. (c)	11,990	859,084
Tractor Supply Co.	20,788	1,396,330
Williams-Sonoma, Inc.	13,252	744,762
		9,634,186
Textiles, Apparel & Luxury Goods (1.0%)
Deckers Outdoor Corp. (b)	5,170	340,806

See accompanying notes to investments in securities.

	Shares	Value(a)
Hanesbrands, Inc.	14,743	$918,636
Under Armour, Inc. - Class A (b)	11,937	948,395
		2,207,837
Consumer Staples (3.7%)
Food & Staples Retailing (0.5%)
Harris Teeter Supermarkets, Inc.	7,392	363,612
SUPERVALU, Inc. (b)	29,246	240,695
United Natural Foods, Inc. (b)	7,357	494,537
		1,098,844
Food Products (2.1%)
Dean Foods Co. (b)	13,986	269,930
Flowers Foods, Inc.	26,054	558,598
Green Mountain Coffee Roasters, Inc. (b)	19,526	1,470,894
Hillshire Brands Co.	18,297	562,450
Ingredion, Inc.	11,508	761,484
Lancaster Colony Corp.	2,881	225,553
Post Holdings, Inc. (b)	4,829	194,947
Tootsie Roll Industries, Inc.	3,003	92,552
WhiteWave Foods Co. - Class A (b)	25,771	514,647
		4,651,055
Household Products (1.0%)
Church & Dwight Co., Inc.	20,631	1,238,892
Energizer Holdings, Inc.	9,268	844,778
		2,083,670
Tobacco (0.1%)
Universal Corp.	3,460	176,218

Energy (5.2%)
Energy Equipment & Services (3.0%)
Atwood Oceanics, Inc. (b)	8,592	472,904
CARBO Ceramics, Inc.	3,020	299,312
Dresser-Rand Group, Inc. (b)	11,330	706,992
Dril-Quip, Inc. (b)	6,043	693,434
Helix Energy Solutions Group, Inc. (b)	14,583	369,971
Oceaneering International, Inc.	16,100	1,307,964
Oil States International, Inc. (b)	8,184	846,717
Patterson-UTI Energy, Inc.	21,932	468,906
Superior Energy Services, Inc. (b)	23,756	594,850
Tidewater, Inc.	7,324	434,240
Unit Corp. (b)	6,532	303,673
		6,498,963
Oil, Gas & Consumable Fuels (2.2%)
Alpha Natural Resources, Inc. (b)	32,973	196,519
Arch Coal, Inc.	31,601	129,880
Bill Barrett Corp. (b)	7,208	180,993
Cimarex Energy Co.	12,880	1,241,632
HollyFrontier Corp.	29,757	1,253,067
Rosetta Resources, Inc. (b)	9,054	493,081
SM Energy Co.	9,998	771,745
World Fuel Services Corp.	10,786	402,426
		4,669,343
Financial (21.7%)
Capital Markets (2.4%)
Affiliated Managers Group, Inc. (b)	7,909	1,444,500
Apollo Investment Corp.	33,462	272,715
Eaton Vance Corp.	18,066	701,503
Federated Investors, Inc. - Class B	13,980	379,697
Greenhill & Co., Inc.	3,861	192,587
Janus Capital Group, Inc.	22,288	189,671
Raymond James Financial, Inc.	18,323	763,519
SEI Investments Co.	21,562	666,481
Waddell & Reed Financial, Inc. - Class A	12,760	656,885
		5,267,558
Commercial Banks (4.1%)
Associated Banc-Corp	24,708	382,727
BancorpSouth, Inc.	12,453	248,313
Bank of Hawaii Corp.	6,606	359,697
Cathay General Bancorp	10,859	253,775
City National Corp.	7,021	468,020
Commerce Bancshares, Inc.	11,478	502,851
Cullen/Frost Bankers, Inc.	7,803	550,502
East West Bancorp, Inc.	20,404	651,908
First Horizon National Corp.	35,816	393,618
FirstMerit Corp.	24,573	533,480
Fulton Financial Corp.	28,857	337,050
Hancock Holding Co.	12,222	383,526
International Bancshares Corp.	8,504	183,941
Prosperity Bancshares, Inc.	8,356	516,735
Signature Bank (b)	7,081	648,053
SVB Financial Group (b)	6,809	588,093
Synovus Financial Corp.	145,660	480,678
TCF Financial Corp.	24,398	348,403
Trustmark Corp.	9,955	254,848
Valley National Bancorp	29,696	295,475
Webster Financial Corp.	13,409	342,332

See accompanying notes to investments in securities.

	Shares	Value(a)
Westamerica Bancorporation	3,934	$195,677
		8,919,702
Diversified Financial Services (0.6%)
CBOE Holdings, Inc.	13,083	591,744
MSCI, Inc. (b)	17,970	723,472
		1,315,216
Diversified REIT’s (0.4%)
Liberty Property Trust	21,272	757,283

Insurance (4.8%)
Alleghany Corp. (b)	2,508	1,027,402
American Financial Group, Inc.	10,597	572,874
Arthur J Gallagher & Co.	19,021	830,267
Aspen Insurance Holdings, Ltd. (c)	10,052	364,787
Brown & Brown, Inc.	17,640	566,244
Everest Re Group, Ltd. (c)	7,240	1,052,768
Fidelity National Financial, Inc. - Class A	32,161	855,482
First American Financial Corp.	15,922	387,701
HCC Insurance Holdings, Inc.	14,904	653,093
Kemper Corp.	7,796	261,946
Mercury General Corp.	5,402	260,971
Old Republic International Corp.	35,974	554,000
Primerica, Inc.	8,142	328,448
Protective Life Corp.	11,645	495,495
Reinsurance Group of America, Inc.	10,569	708,017
StanCorp Financial Group, Inc.	6,652	365,993
The Hanover Insurance Group, Inc.	6,495	359,303
WR Berkley Corp.	16,320	699,475
		10,344,266
Office REIT’s (2.2%)
Alexandria Real Estate Equities, Inc.	10,657	680,449
BioMed Realty Trust, Inc.	28,606	531,785
Corporate Office Properties Trust SBI	13,006	300,439
Duke Realty Corp.	48,395	747,219
Highwoods Properties, Inc.	13,378	472,377
Kilroy Realty Corp.	12,120	605,394
Mack-Cali Realty Corp.	13,104	287,502
SL Green Realty Corp.	13,719	1,218,796
		4,843,961
Real Estate Management & Development (0.4%)
Alexander & Baldwin, Inc. (b)	6,386	230,024
Jones Lang LaSalle, Inc.	6,653	580,807
		810,831
Residential REIT’s (1.9%)
American Campus Communities, Inc.	15,601	532,774
BRE Properties, Inc.	11,501	583,791
Camden Property Trust	12,728	782,008
Essex Property Trust, Inc.	5,701	842,038
Home Properties, Inc.	8,505	491,164
UDR, Inc.	37,333	884,792
		4,116,567
Retail REIT’s (2.2%)
Equity One, Inc.	9,418	205,878
Federal Realty Investment Trust	9,785	992,688
National Retail Properties, Inc.	18,044	574,160
Realty Income Corp.	29,208	1,161,018
Regency Centers Corp.	13,726	663,652
Taubman Centers, Inc.	9,505	639,782
Weingarten Realty Investors	16,652	488,403
		4,725,581
Specialized REIT’s (1.8%)
Extra Space Storage, Inc.	15,795	722,621
Hospitality Properties Trust	20,807	588,838
Omega Healthcare Investors, Inc.	17,404	519,858
Potlatch Corp.	6,009	238,437
Rayonier, Inc.	18,778	1,044,996
Senior Housing Properties Trust	28,004	653,613
		3,768,363
Thrifts & Mortgage Finance (0.9%)
Astoria Financial Corp.	12,454	154,928
First Niagara Financial Group, Inc.	52,707	546,571
New York Community Bancorp, Inc.	65,642	991,851
Washington Federal, Inc.	15,410	318,679
		2,012,029
Health Care (8.6%)
Biotechnology (0.5%)
Cubist Pharmaceuticals, Inc. (b)	9,860	626,603

See accompanying notes to investments in securities.

	Shares	Value(a)
United Therapeutics Corp. (b)	6,814	$537,284
		1,163,887
Health Care Equipment & Supplies (2.5%)
Hill-Rom Holdings, Inc.	8,735	312,975
Hologic, Inc. (b)	40,252	831,204
IDEXX Laboratories, Inc. (b)	7,823	779,562
Masimo Corp.	7,557	201,318
ResMed, Inc.	21,151	1,117,196
STERIS Corp.	8,775	376,974
Teleflex, Inc.	6,090	501,085
The Cooper Cos., Inc.	7,335	951,276
Thoratec Corp. (b)	8,558	319,128
		5,390,718
Health Care Providers & Services (3.3%)
Community Health Systems, Inc.	14,124	586,146
Health Management Associates, Inc. - Class A (b)	38,744	495,923
Health Net, Inc. (b)	11,811	374,409
Henry Schein, Inc. (b)	12,878	1,335,449
HMS Holdings Corp. (b)	13,051	280,727
LifePoint Hospitals, Inc. (b)	7,056	329,021
Mednax, Inc. (b)	7,511	754,104
Omnicare, Inc.	15,405	854,978
Owens & Minor, Inc.	9,392	324,869
Universal Health Services, Inc. - Class B	13,305	997,742
VCA Antech, Inc. (b)	13,157	361,291
WellCare Health Plans, Inc. (b)	6,516	454,426
		7,149,085
Health Care Technology (0.2%)
Allscripts Healthcare Solutions, Inc. (b)	23,595	350,858

Life Sciences Tools & Services (1.3%)
Bio-Rad Laboratories, Inc. - Class A (b)	2,980	350,329
Charles River Laboratories International, Inc. (b)	7,246	335,200
Covance, Inc. (b)	8,290	716,753
Mettler-Toledo International, Inc. (b)	4,457	1,070,081
Techne Corp.	4,937	395,256
		2,867,619
Pharmaceuticals (0.8%)
Endo Pharmaceuticals Holdings, Inc. (b)	17,004	772,662
Mallinckrodt PLC (b) (c)	8,590	378,733
Salix Pharmaceuticals, Ltd. (b)	9,183	614,159
		1,765,554
Industrials (16.0%)
Aerospace & Defense (1.6%)
Alliant Techsystems, Inc.	4,820	470,239
BE Aerospace, Inc. (b)	14,666	1,082,644
Esterline Technologies Corp. (b)	4,680	373,885
Exelis, Inc.	28,038	440,477
Huntington Ingalls Industries, Inc.	7,379	497,345
Triumph Group, Inc.	7,730	542,801
		3,407,391
Airlines (0.4%)
Alaska Air Group, Inc.	10,394	650,872
JetBlue Airways Corp. (b)	32,368	215,571
		866,443
Building Products (0.7%)
Fortune Brands Home & Security, Inc.	24,733	1,029,635
Lennox International, Inc.	6,813	512,746
		1,542,381
Commercial Services & Supplies (2.0%)
Clean Harbors, Inc. (b)	8,211	481,657
Copart, Inc. (b)	16,623	528,445
Corrections Corp. of America	17,163	592,982
Deluxe Corp.	7,503	312,575
Herman Miller, Inc.	8,705	254,012
HNI Corp.	6,747	244,107
Mine Safety Appliances Co.	4,709	243,032
Rollins, Inc.	9,569	253,674
RR Donnelley & Sons Co.	26,998	426,568
The Brink’s Co.	7,111	201,241
Waste Connections, Inc.	18,386	834,908
		4,373,201
Construction & Engineering (0.9%)
Aecom Technology Corp. (b)	15,008	469,300
Granite Construction, Inc.	5,279	161,537
KBR, Inc.	21,986	717,623
URS Corp.	11,150	599,313
		1,947,773
Electrical Equipment (1.2%)
Acuity Brands, Inc.	6,428	591,505
General Cable Corp.	7,331	232,759
Hubbell, Inc. - Class B	8,069	845,147
Regal-Beloit Corp.	6,722	456,625

See accompanying notes to investments in securities.

	Shares	Value(a)
Woodward Governor Co.	9,036	$368,940
		2,494,976
Industrial Conglomerates (0.3%)
Carlisle Cos., Inc.	9,455	664,592

Machinery (5.2%)
AGCO Corp.	13,479	814,401
CLARCOR, Inc.	7,457	414,087
Crane Co.	7,227	445,689
Donaldson Co., Inc.	20,129	767,519
Graco, Inc.	9,143	677,131
Harsco Corp.	11,973	298,128
IDEX Corp.	12,174	794,353
ITT Corp.	13,370	480,652
Kennametal, Inc.	11,591	528,550
Lincoln Electric Holdings, Inc.	12,240	815,429
Nordson Corp.	8,989	661,860
Oshkosh Corp. (b)	12,951	634,340
SPX Corp.	6,749	571,235
Terex Corp. (b)	16,492	554,131
Timken Co.	11,837	714,955
Trinity Industries, Inc.	11,704	530,776
Valmont Industries, Inc.	3,986	553,695
Wabtec Corp.	14,334	901,179
		11,158,110
Marine (0.4%)
Kirby Corp. (b)	8,452	731,520
Matson, Inc.	6,339	166,272
		897,792
Professional Services (1.1%)
FTI Consulting, Inc. (b)	6,038	228,236
Manpower, Inc.	11,657	847,930
The Corporate Executive Board Co.	4,965	360,558
Tower Watson & Co. - Class A	9,583	1,024,998
		2,461,722
Road & Rail (1.1%)
Con-way, Inc.	8,368	360,577
Genesee & Wyoming, Inc. - Class A (b)	6,361	591,382
JB Hunt Transport Services, Inc.	13,604	992,140
Landstar System, Inc.	6,804	380,888
Werner Enterprises, Inc.	6,821	159,134
		2,484,121
Trading Companies & Distributors (1.0%)
GATX Corp.	6,879	326,890
MSC Industrial Direct Co. - Class A	7,173	583,524
United Rentals, Inc. (b)	13,889	809,590
Watsco, Inc.	4,009	377,928
		2,097,932
Transportation (0.1%)
UTi Worldwide, Inc. (c)	13,569	205,028

Information Technology (15.9%)
Communications Equipment (0.8%)
ADTRAN, Inc.	8,668	230,915
Ciena Corp. (b)	15,357	383,618
InterDigital, Inc.	6,096	227,564
Plantronics, Inc.	6,486	298,680
Polycom, Inc. (b)	25,255	275,785
Riverbed Technology, Inc. (b)	24,453	356,769
		1,773,331
Computers & Peripherals (1.1%)
3D Systems Corp. (b)	14,070	759,639
Diebold, Inc.	9,448	277,393
Lexmark International, Inc. - Class A	9,294	306,702
NCR Corp. (b)	24,716	979,001
		2,322,735
Electronic Equipment, Instruments & Components (2.1%)
Arrow Electronics, Inc. (b)	14,916	723,873
Avnet, Inc. (d)	20,388	850,383
Ingram Micro, Inc. - Class A (b)	22,725	523,811
Itron, Inc. (b)	5,793	248,114
National Instruments Corp.	14,493	448,269
Tech Data Corp. (b)	5,650	281,992
Trimble Navigation, Ltd. (b)	38,186	1,134,506
Vishay Intertechnology, Inc. (b)	19,611	252,786
		4,463,734
Internet Software & Services (1.4%)
AOL, Inc. (b)	11,431	395,284
Equinix, Inc. (b)	7,388	1,356,806
Monster Worldwide, Inc. (b)	16,829	74,384
Rackspace Hosting, Inc. (b)	16,963	894,968
ValueClick, Inc. (b)	10,398	216,799
		2,938,241
IT Services (3.6%)
Acxiom Corp. (b)	10,996	312,176
Alliance Data Systems Corp. (b)	7,258	1,534,849
Broadridge Financial Solutions, Inc.	17,728	562,864

See accompanying notes to investments in securities.

	Shares	Value(a)
Convergys Corp.	15,446	$289,613
CoreLogic, Inc. (b)	14,208	384,326
DST Systems, Inc.	4,524	341,155
Gartner, Inc. - Class A (b)	13,871	832,260
Global Payments, Inc.	11,253	574,803
Jack Henry & Associates, Inc.	12,696	655,241
Leidos Holdings, Inc.	10,844	493,608
Lender Processing Services, Inc.	12,694	422,329
Mantech International Corp. - Class A	3,470	99,797
NeuStar, Inc. - Class A (b)	9,583	474,167
Science Applications International Corp. (b)	6,196	209,130
WEX, Inc. (b)	5,840	512,460
		7,698,778
Office Electronics (0.1%)
Zebra Technologies Corp. - Class A (b)	7,495	341,247

Semiconductors & Semiconductor Equipment (2.2%)
Advanced Micro Devices, Inc. (b)	91,124	346,271
Atmel Corp. (b)	63,662	473,645
Cree, Inc. (b)	17,883	1,076,378
Cypress Semiconductor Corp. (b)	20,446	190,966
Fairchild Semiconductor International, Inc. (b)	18,930	262,938
Integrated Device Technology, Inc. (b)	20,307	191,292
International Rectifier Corp. (b)	10,539	261,051
Intersil Corp. - Class A	18,885	212,079
RF Micro Devices, Inc. (b)	41,885	236,231
Semtech Corp. (b)	10,113	303,289
Silicon Laboratories, Inc. (b)	5,804	247,889
Skyworks Solutions, Inc. (b)	27,952	694,328
SunEdison, Inc. (b)	35,883	285,987
		4,782,344
Software (4.6%)
ACI Worldwide, Inc. (b)	5,888	318,305
Advent Software, Inc.	6,146	195,136
ANSYS, Inc. (b)	13,763	1,190,775
Cadence Design Systems, Inc. (b)	42,276	570,726
CommVault Systems, Inc. (b)	6,600	579,678
Compuware Corp.	31,895	357,224
Concur Technologies, Inc. (b)	7,011	774,716
Factset Research Systems, Inc.	5,981	652,527
Fair Isaac Corp.	5,241	289,722
Informatica Corp. (b)	16,094	627,183
Mentor Graphics Corp.	14,336	335,032
MICROS Systems, Inc. (b)	11,407	569,666
PTC, Inc. (b)	17,768	505,144
Rovi Corp. (b)	15,130	290,042
Solarwinds, Inc. (b)	9,768	342,466
Solera Holdings, Inc.	10,212	539,908
Synopsys, Inc. (b)	22,915	863,896
TIBCO Software, Inc. (b)	22,744	582,019
VeriFone Systems, Inc. (b)	16,186	370,012
		9,954,177
Materials (6.8%)
Chemicals (2.7%)
Albemarle Corp.	12,116	762,581
Ashland, Inc.	10,712	990,646
Cabot Corp.	8,843	377,685
Cytec Industries, Inc.	5,477	445,609
Intrepid Potash, Inc.	8,275	129,752
Minerals Technologies, Inc.	5,166	255,045
NewMarket Corp.	1,733	498,948
Olin Corp.	11,886	274,210
RPM International, Inc.	19,792	716,470
Sensient Technologies Corp.	7,463	357,403
The Scotts Miracle-Gro Co. - Class A	6,542	360,006
Valspar Corp.	12,002	761,287
		5,929,642
Construction Materials (0.6%)
Eagle Materials, Inc.	7,380	535,419
Martin Marietta Materials, Inc.	6,873	674,722
		1,210,141
Containers & Packaging (1.7%)
Aptargroup, Inc.	9,852	592,401
Greif, Inc. - Class A	4,494	220,341
Packaging Corp. of America	14,625	834,941
Rock-Tenn Co. - Class A	10,690	1,082,576
Silgan Holdings, Inc.	6,513	306,111
Sonoco Products Co.	14,951	582,192
		3,618,562
Metals & Mining (1.5%)
Carpenter Technology Corp.	7,873	457,500
Commercial Metals Co.	17,356	294,184
Compass Minerals International, Inc.	4,956	377,994

See accompanying notes to investments in securities.

	Shares	Value(a)
Reliance Steel & Aluminum Co.	11,472	$840,554
Royal Gold, Inc.	9,640	469,082
Steel Dynamics, Inc.	32,874	549,325
Worthington Industries, Inc.	7,830	269,587
		3,258,226
Paper & Forest Products (0.3%)
Domtar Corp. (c)	4,860	385,981
Louisiana-Pacific Corp. (b)	20,836	366,505
		752,486
Telecommunication Services (0.5%)
Diversified Telecommunication Services (0.3%)
tw telecom, Inc. (b)	21,688	647,712

Wireless Telecommunication Services (0.2%)
Telephone & Data Systems, Inc.	14,672	433,558

Utilities (5.2%)
Electric Utilities (1.5%)
Cleco Corp.	9,023	404,591
Great Plains Energy, Inc.	22,895	508,269
Hawaiian Electric Industries, Inc.	14,665	368,092
IDACORP, Inc.	7,476	361,838
NV Energy, Inc.	35,076	828,144
PNM Resources, Inc.	11,832	267,758
Westar Energy, Inc.	18,881	578,703
		3,317,395
Gas Utilities (1.8%)
Atmos Energy Corp.	13,521	575,859
Energen Corp.	10,796	824,707
National Fuel Gas Co.	12,484	858,400
Questar Corp.	26,070	586,314
UGI Corp.	16,988	664,740
WGL Holdings, Inc.	7,719	329,679
		3,839,699
Multi-Utilities (1.6%)
Alliant Energy Corp.	16,519	818,516
Black Hills Corp.	6,575	327,830
MDU Resources Group, Inc.	28,115	786,377
OGE Energy Corp.	29,533	1,065,846
Vectren Corp.	12,195	406,703
		3,405,272
Water Utilities (0.3%)
Aqua America, Inc.	26,260	649,410
Total common stocks (cost: $ 139,662,280)		210,356,932

Short-Term Securities (3.0%)
Investment Companies (3.0%)
JPMorgan U.S. Government Money Market Fund, current rate 0.010%	500,000	500,000
SEI Investments Treasury Mutual Funds, current rate 0.010%	650,000	650,000
Wells Fargo Advantage Treasury Plus Money Market Fund, current rate 0.010%	5,252,183	5,252,183
Total short-term securities (cost: $ 6,402,183)		6,402,183
Total investments in securities (cost: $ 146,064,463) (e)		216,759,115
Liabilities in excess of cash and other assets (-0.3%)		(622,550)
Total net assets (100.0%)		$216,136,565

Investments in Securities Legend

(a)	Securities are valued by procedures described in Note 2 of the Notes to Financial Statements.
(b)	Non-income producing security.
(c)	Foreign security: The Fund held 1.5% of net assets in foreign securities at September 30, 2013.
(d)	Fully or partially pledged as initial margin deposits on open futures contracts.

Holdings of Open Futures Contracts

On September 30, 2013, securities with an aggregate market value of $667,360 have been pledged to cover margin requirements for the following open futures contracts:

Type	Expiration	Number of Contracts	Position Type	Unrealized Appreciation/ (Depreciation)
S&P Mid 400® E-Mini Index Future	December 2013	43	Long	$21,718
		43		$21,718

(e)

At September 30, 2013 the cost of securities for federal income tax purposes was $146,632,904. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$76,193,094
Gross unrealized depreciation	(6,066,883)
Net unrealized appreciation	$70,126,211

See accompanying notes to investments in securities.

Advantus Real Estate Securities Fund

Investments in Securities

September 30, 2013

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (96.6%)
Consumer Discretionary (1.9%)
Hotels, Restaurants & Leisure (0.6%)
Starwood Hotels & Resorts Worldwide, Inc.	10,600	$704,370

Household Durables (1.3%)
Lennar Corp. - Class A (b)	10,500	371,700
Toll Brothers, Inc. (c)	18,900	612,927
WCI Communities, Inc. (c)	27,700	478,102
		1,462,729
Financial (93.1%)
Diversified REIT’s (2.2%)
Spirit Realty Capital, Inc.	57,024	523,480
Vornado Realty Trust	24,086	2,024,669
		2,548,149
Industrial REIT’s (5.5%)
EastGroup Properties, Inc.	19,200	1,136,832
ProLogis, Inc.	128,981	4,852,265
Pure Industrial Real Estate Trust (d)	80,000	344,781
		6,333,878
Mortgage REIT’s (1.2%)
Colony Financial, Inc.	38,600	771,228
Starwood Property Trust, Inc.	24,000	575,280
		1,346,508
Office REIT’s (14.8%)
BioMed Realty Trust, Inc.	82,300	1,529,957
Boston Properties, Inc.	44,183	4,723,163
CyrusOne, Inc.	36,300	688,974
Digital Realty Trust, Inc.	41,458	2,201,420
Duke Realty Corp.	112,500	1,737,000
Hudson Pacific Properties, Inc.	56,400	1,096,980
Kilroy Realty Corp.	32,736	1,635,163
Parkway Properties, Inc.	73,726	1,310,111
SL Green Realty Corp.	24,771	2,200,655
		17,123,423
Real Estate Operating Company (1.0%)
Forest City Enterprises, Inc. - Class A (c)	62,500	1,183,750

Residential REIT’s (17.7%)
American Campus Communities, Inc.	38,700	1,321,605
Apartment Investment & Management Co. - Class A	43,700	1,220,978
AvalonBay Communities, Inc.	33,926	4,311,655
Boardwalk Real Estate Investment Trust (d)	12,900	722,998
Camden Property Trust	37,300	2,291,712
Campus Crest Communities, Inc.	38,600	416,880
Colonial Properties Trust	18,900	425,061
Equity Residential	85,000	4,553,450
Essex Property Trust, Inc.	16,516	2,439,413
Mid-America Apartment Communities, Inc.	26,000	1,625,000
Post Properties, Inc.	26,900	1,211,038
		20,539,790
Retail REIT’s (26.7%)
Acadia Realty Trust	51,136	1,262,037
Agree Realty Corp.	27,084	817,395
Amreit, Inc.	24,112	418,343
CBL & Associates Properties, Inc.	70,000	1,337,000
DDR Corp.	131,500	2,065,865
Equity One, Inc.	27,000	590,220
Federal Realty Investment Trust	11,900	1,207,255
General Growth Properties, Inc.	135,000	2,604,150
Kimco Realty Corp.	83,900	1,693,102
Kite Realty Group Trust	140,167	831,190
RioCan Real Estate Investment Trust (d)	48,800	1,153,653
Simon Property Group, Inc.	77,379	11,469,889
Tanger Factory Outlet Centers	53,300	1,740,245
Taubman Centers, Inc.	18,400	1,238,504
The Macerich Co.	41,069	2,317,935
Weingarten Realty Investors	4,000	117,320
		30,864,103
Specialized REIT’s (24.0%)
American Tower Corp.	17,432	1,292,234
CubeSmart	88,821	1,584,567
Extra Space Storage, Inc.	21,500	983,625
HCP, Inc.	82,900	3,394,755
Health Care REIT, Inc.	50,700	3,162,666
Hersha Hospitality Trust	104,479	584,038
Host Hotels & Resorts, Inc.	187,546	3,313,938
LaSalle Hotel Properties	24,001	684,508
Plum Creek Timber Co., Inc.	4,700	220,101
Public Storage	32,200	5,169,710
Rayonier, Inc.	10,500	584,325
Sovran Self Storage, Inc.	10,560	799,181
Summit Hotel Properties, Inc.	119,600	1,099,124
Sunstone Hotel Investors, Inc.	80,300	1,023,022

See accompanying notes to investments in securities.

	Shares	Value(a)
Ventas, Inc.	62,396	$3,837,354
		27,733,148
Health Care (0.8%)
Health Care Providers & Services (0.8%)
Brookdale Senior Living, Inc. (c)	33,600	883,680

Industrials (0.1%)
Transportation Infrastructure (0.1%)
Macquarie Infrastructure Co. LLC	1,700	91,018

Telecommunication Services (0.7%)
Wireless Telecommunication Services (0.7%)
SBA Communications Corp. - Class A (c)	10,700	860,922
Total common stocks (cost: $ 87,953,552)		111,675,468

Preferred Stocks (0.5%)
Financial (0.5%)
Specialized REIT’s (0.5%)
Pebblebrook Hotel Trust Series B	20,700	534,474
Total preferred stocks (cost: $ 515,827)		534,474

Exchange Traded Fund (0.2%)
Investment Company (0.2%)
Direxion Daily Real Estate Bull 3x Shares	6,400	253,184
Total exchange traded funds (cost: $ 260,779)		253,184

Short-Term Securities (2.6%)
Investment Company (2.6%)
Wells Fargo Advantage Treasury Plus Money Market Fund, current rate 0.010%	3,012,961	3,012,961
Total short-term securities (cost: $ 3,012,961)		3,012,961
Total investments in securities (cost: $ 91,743,119) (e)		115,476,087
Cash and other assets in excess of liabilities (0.1%)		155,691
Total net assets (100.0%)		$115,631,778

Investments in Securities Legend

(a)   Securities are valued by procedures described in Note 2 of the Notes to Investments in Securities.

(b)   Fully or partially pledged as collateral for the following call options written (See Note 2).

Call Options Written	Contracts	Expiration Date	Exercise Price	Value(a)
Lennar Corp. - Class A	53	October 2013	39.00	$(1,060)
Lennar Corp. - Class A	26	October 2013	40.00	(286)
Total Call Options Written				$(1,346)

(c)    Non-income producing security.

(d)   Foreign security: The Fund held 1.9% of net assets in foreign securities at September 30, 2013.

(e)    At September 30, 2013 the cost of securities for federal income tax purposes was $92,494,673. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$24,250,212
Gross unrealized depreciation	(1,268,798)
Net unrealized appreciation	$22,981,414

See accompanying notes to investments in securities.

Advantus Managed Volatility Fund

Investments in Securities

September 30, 2013

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Principal	Value(a)
Long-Term Debt Securities (34.7%)
Government Obligations (5.6%)
U.S. Government Agencies and Obligations (5.6%)
U.S. Treasury (5.6%)
U.S. Treasury Note
0.125%, 04/30/15	$1,000,000	$998,164
0.625%, 04/30/18 (b)	1,000,000	972,031
Total government obligations (cost: $ 1,997,120)		1,970,195

Corporate Obligations (29.1%)
Basic Materials (1.4%)
Mining (1.4%)
BHP Billiton Finance USA, Ltd., 2.875%, 02/24/22 (c)	250,000	238,942
Rio Tinto Finance USA, Ltd., 3.750%, 09/20/21 (c)	250,000	246,488
		485,430
Communications (4.3%)
Cable/Satellite TV (1.4%)
Comcast Corp., 4.650%, 07/15/42	250,000	237,733
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 4.600%, 02/15/21	250,000	250,806
		488,539
Media (0.8%)
Viacom, Inc., 5.625%, 09/15/19	250,000	283,479

Telephone-Integrated (1.4%)
AT&T, Inc., 4.350%, 06/15/45	250,000	206,362
Verizon Communications, Inc., 5.550%, 02/15/16	250,000	274,902
		481,264
Wireless Telecommunication Services (0.7%)
Rogers Communications, Inc., 4.100%, 10/01/23 (c)	250,000	250,775

Consumer Cyclical (0.7%)
Retail (0.7%)
Wal-Mart Stores, Inc., 1.950%, 12/15/18	250,000	249,506

Consumer, Non-cyclical (3.0%)
Commercial Service-Finance (0.7%)
Moody’s Corp., 4.875%, 02/15/24	250,000	250,544

Drugstore Chains (0.7%)
CVS Pass-Through Trust, 6.943%, 01/10/30	216,567	251,910

Food (1.6%)
ConAgra Foods, Inc., 5.819%, 06/15/17	250,000	283,595
Mondelez International, Inc., 5.375%, 02/10/20 (d)	250,000	282,293
		565,888
Energy (5.9%)
Oil, Gas & Consumable Fuels (2.0%)
Apache Corp., 3.250%, 04/15/22	250,000	244,748
Chevron Corp., 3.191%, 06/24/23	250,000	245,549
EOG Resources, Inc., 2.625%, 03/15/23	250,000	230,292
		720,589
Pipelines (3.9%)
El Paso Natural Gas Co. LLC, 7.500%, 11/15/26	250,000	313,243
Enbridge Energy Partners L.P., 6.500%, 04/15/18 (d)	250,000	289,934
Enterprise Products Operating LLC, 5.750%, 03/01/35	250,000	264,885
Plains All American Pipeline L.P./PAA Finance Corp., 3.850%, 10/15/23	250,000	245,936
Spectra Energy Partners L.P., 2.950%, 09/25/18	250,000	254,119
		1,368,117
Financial (8.2%)
Banks (6.7%)
Bank of America Corp., 5.700%, 01/24/22	250,000	279,266
Bank of Montreal, 2.375%, 01/25/19 (c)	250,000	250,071
Capital One Financial Corp., 4.750%, 07/15/21	250,000	264,525
Citigroup, Inc., 5.300%, 01/07/16	250,000	271,364
HSBC Bank USA NA, 4.875%, 08/24/20	250,000	269,336

See accompanying notes to investments in securities.

	Principal	Value(a)
JPMorgan Chase & Co., 4.500%, 01/24/22	$250,000	$260,776
PNC Bank NA, 3.800%, 07/25/23	250,000	244,628
SunTrust Bank, 2.750%, 05/01/23	250,000	227,252
Wells Fargo & Co., 5.125%, 09/15/16	250,000	276,254
		2,343,472
Insurance (0.7%)
Metropolitan Life Global Funding I, 3.875%, 04/11/22 (e)	250,000	256,535

Real Estate Investment Trust-Single Tenant (0.8%)
Realty Income Corp., 5.950%, 09/15/16	250,000	279,799

Health Care (2.2%)
Biotechnology (0.8%)
Amgen, Inc., 5.700%, 02/01/19	250,000	287,114

Health Care Equipment & Supplies (0.7%)
St Jude Medical, Inc., 4.750%, 04/15/43	250,000	237,376

Health Care Providers & Services (0.7%)
UnitedHealth Group, Inc., 2.750%, 02/15/23	250,000	232,898

Industrials (0.8%)
Aerospace & Defense (0.8%)
BAE Systems Holdings, Inc., 5.200%, 08/15/15 (e)	250,000	267,081

Transportation (1.3%)
Airlines (0.7%)
United Airlines 2013-1 Class A Pass Through Trust, 4.300%, 02/15/27 (f)	250,000	244,375

Transport-Rail (0.6%)
Kansas City Southern Railway, 4.300%, 05/15/43 (e)	250,000	221,266

Utilities (1.3%)
Electric Utilities (1.3%)
Entergy Louisiana LLC, 3.300%, 12/01/22	250,000	241,389

	Shares/ Principal
PPL Capital Funding, Inc., 3.400%, 06/01/23	$250,000	232,970
		474,359
Total corporate obligations (cost: $ 10,823,534)		10,240,316
Total long-term debt securities (cost: $ 12,820,654)		12,210,511

Mutual Funds (36.5%)
Investment Company (36.5%)
Advantus Index 500 Fund (g)	2,081,359	12,857,709
Total mutual funds (cost: $ 12,000,000)		12,857,709

Short-Term Securities (29.1%)
Investment Company (29.1%)
Dreyfus Treasury Cash Management Fund, current rate 0.010%	10,266,775	10,266,775
Total short-term securities (cost: $ 10,266,775)		10,266,775
Total investments in securities (cost: $ 35,087,429) (h)		35,334,995
Liabilities in excess of cash and other assets (-0.3%)		(108,492)
Total net assets (100.0%)		$35,226,503

Investments in Securities Legend

(a)   Securities are valued by procedures described in Note 2 of the Notes to Investments in Securities.

(b)   Fully or partially pledged as initial margin deposits on open futures contracts.

Holdings of Open Futures Contracts

On September 30, 2013, securities with an aggregate market value of $777,625 have been pledged to cover margin requirements for the following open futures contracts:

Type	Expiration	Number of Contracts	Position Type	Unrealized Appreciation/ (Depreciation)
S&P 500 E-Mini Index Future	December 2013	10	Long	$(3,965)
S&P 500 Index Future	December 2013	31	Long	(83,396)
		41		$(87,361)

(c)    Foreign security: The Fund held 2.8% of net assets in foreign securities at September 30, 2013.

See accompanying notes to investments in securities.

(d)   All or portion of the security segregated to cover when-issued purchase commitments outstanding or extended settlement trades as of September 30, 2013.

(e)    Security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program.

(f)     These securities are being fair-valued according to procedures approved by the Board of Trustees.

(g)    Affiliated security.

(h)   At September 30, 2013 the cost of securities for federal income tax purposes was $35,087,429. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$867,471
Gross unrealized depreciation	(619,905)
Net unrealized appreciation	$247,566

See accompanying notes to investments in securities.

Securian Funds Trust

Notes to Investments in Securities

September 30, 2013

(Unaudited)

(1)    Organization

Securian Funds Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as a no-load, diversified open-end management investment company, except that Advantus International Bond Fund operates as a non-diversified, open-end management investment company. The Trust was organized on July 8, 2011. On May 1, 2012, the Trust adopted and amended the registration statement of Advantus Series Fund, Inc. (the “Series Fund”) as filed with the Securities and Exchange Commission, pursuant to an Agreement and Plan of Reorganization approved by both the Board of Directors of the Series Fund and the Board of Trustees of the Trust on July 28, 2011, and approved by a majority of the shareholders of each Portfolio of the Series Fund on October 21, 2011 (the “Reorganization”). Pursuant to the Agreement and Plan of Reorganization, each then existing Portfolio of the Series Fund was reorganized into a separate Fund of the Trust effective May 1, 2012. The successor Funds of the Trust have the same investment adviser, investment objectives, principal investment strategies and risks as the corresponding predecessor Portfolios of the Series Fund. Expenses of each Fund did not increase as a result of the Reorganization. The Trust is a series trust that includes several different Funds. The Funds in the Trust are currently as follows: Advantus Bond, Advantus Index 400 Mid-Cap, Advantus Index 500, Advantus International Bond, Advantus Managed Volatility, Advantus Money Market, Advantus Mortgage Securities and Advantus Real Estate Securities. The Trust’s prospectus provides a detailed description of each Fund’s investment objective, policies and strategies. The Funds issue two classes of shares: Class 1 and Class 2, except for the Advantus Money Market Fund and the Advantus Managed Volatility Fund which offer shares in only one class. Class 2 shares, the Money Market Fund and the Managed Volatility Fund are subject to a 12b-1 distribution fee.  Both classes of shares have identical voting, dividend, liquidation and other rights, and the same terms and conditions, except that Class 1 shares are not subject to a 12b-1 distribution fee.  Income, expenses (other than Rule 12b-1 fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

As a result of the Reorganization, the Trust intends that each Fund, other than Advantus Managed Volatility Fund, will qualify for federal income tax purposes as a partnership under the Internal Revenue Code of 1986, as amended (the “Code”). It is expected that Advantus Managed Volatility Fund will be treated as a disregarded entity for federal income tax purposes.  A Fund will be treated, for federal income tax purposes, as a partnership if it has more than one shareholder.  If a Fund at any time has just one shareholder, as is the case for Advantus Managed Volatility Fund, it will be treated as a disregarded entity for federal income tax purposes. While the Trust anticipates that each Fund, other than Advantus Managed Volatility Fund, will always have two shareholders, Minnesota Life Insurance Company (“Minnesota Life”) and Securian Life Insurance Company (“Securian Life”), a wholly owned subsidiary of Minnesota Life, such ownership could change and accordingly a Fund may at some time have only one shareholder and accordingly would be treated as a disregarded entity for federal income tax purposes.

The Trust expects that the federal income tax treatment of each Fund as a partnership or disregarded entity will not result in any material adverse federal income tax consequences to the Funds for tax periods after the consummation of the Reorganization, as compared to the federal income tax treatment of the Portfolios as regulated investment companies under the Code prior to the Reorganization. In addition, a Fund’s election to be treated as a partnership is not expected to result in any material adverse federal income tax consequences to any owner of a variable annuity contract or variable life insurance policy, or in the tax treatment of any such contract or policy.

The Trust accounts for the assets, liabilities and operations of each Fund separately.  Shares of the Trust will not be offered directly to the public, but sold only to Minnesota Life and Securian Life in connection with Minnesota Life and Securian Life variable contracts and policies, and to certain other separate accounts of life insurance affiliates of Minnesota Life and Securian Life, and may also be offered to certain qualified plans.

(2)    Summary of Significant Accounting Policies

The significant accounting policies followed consistently by the Trust are as follows:

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, including disclosure of contingent assets and liabilities, as of the balance sheet date and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Investments in Securities

Each Fund’s net asset value is generally calculated as of the close of normal trading on the New York Stock Exchange (typically 3:00 p.m. Central Time). Investments in securities traded on a U.S. or foreign securities exchange are valued at the last sale price on that exchange prior to the time when assets are valued; securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued on the basis of the last current bid price, by an independent pricing service or at a price deemed best to reflect fair value quoted by dealers who make markets in these securities. The pricing service may use models that price securities based on current yields and relative security characteristics, such as coupon rate, maturity date, issuer credit quality, and prepayment speeds as applicable. When market quotations are not readily available, securities are valued at fair value as determined in good faith by the Advantus Capital Management, Inc. (“Advantus Capital”) Valuation Committee under the supervision of the Trust’s Board of Directors and in accordance with Board-approved valuation policies and procedures.

A Fund’s investments will also be valued at fair value by the Valuation Committee if Advantus Capital determines that an event impacting the value of an investment occurred after the close of the security’s primary exchange or market (for example, a foreign exchange or market) and before the time the Fund’s share is calculated. If a significant event impacting the value of a security or group of securities occurs, the Valuation Committee is immediately notified and the members meet promptly to determine whether fair value pricing is needed in accordance with the Fund’s valuation procedures and, if so, to approve the pricing methodology to be used.

Short-term securities, with the exception of those held in the Advantus Money Market Fund, are valued at market.  Pursuant to Rule 2a-7 of the 1940 Act, all securities in the Advantus Money Market Fund are valued at amortized cost, which approximates market value, in order to maintain a constant net asset value of $1.00 per share. However, there is no assurance the Advantus Money Market Fund will maintain the $1.00 net asset value.

Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses are calculated using the first in, first out (FIFO) basis.  Paydowns of securities are recorded as receivables as of the due date, which varies by the issuer. Dividend income is recognized on the ex-dividend date or upon dividend notification for certain foreign securities, and interest income, including amortization of bond premium and accretion of bond discount computed on an effective yield basis, is accrued daily.

Foreign Currency Translations and Forward Foreign Currency Contracts

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars at the closing rate of exchange. Foreign currency amounts related to the purchase or sale of securities, income and expenses are translated at the exchange rate on the transaction date. The Fund isolates the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities.

Net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

The Advantus International Bond Fund may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuations. Advantus International Bond Fund may also enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. The net U.S. dollar value of foreign currency underlying all contractual commitments held by Advantus International Bond Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. Advantus International Bond Fund is subject to the credit risk that the other party will not complete the obligations of the contract.  The fair values of the forward currency exchange contracts are obtained from an independent pricing source.

Futures Transactions

To gain exposure to or protect itself from market changes, the Funds (excluding the Advantus Money Market Fund) may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Funds may also buy and write put and call options on these future contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, a Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by a Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. A Fund recognizes a realized gain or loss when the contract is closed or expired.

Repurchase Agreements

Each Fund may enter into repurchase agreements with respect to securities.  A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date.  Each Fund requires at all times that the repurchase agreement be collateralized by cash, U.S. Government securities, U.S. Government-sponsored enterprise securities or corporate securities having a value equal to, or in excess of, the value of the repurchase agreement.  If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of those securities has declined, a Fund may incur a loss upon disposition of the securities.  Repurchase agreements are carried at amortized cost.  At September 30, 2013, no Funds were invested in repurchase agreements.

Options Transactions

Each Fund (excluding the Advantus Money Market Fund) may write (i.e., sell) covered call and secured put options and purchase and sell put and call options written by others.  Options are a type of derivative financial instrument. The Funds may invest in derivative financial instruments, including options, in order to manage risk or gain exposure to various other investments or markets. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that a fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised.  The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist. Option contracts are valued daily and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid. The Funds designate collateral consisting of cash, U.S. government securities or other liquid assets sufficient to collateralize the market value of written options.

Securities Purchased on a When-Issued Basis

Delivery and payment for securities which have been purchased by a Fund on a forward commitment or when-issued basis can take place a month or more after the transaction date. During this period, such securities are subject to market fluctuations. As of September 30, 3013, the Advantus Bond Fund and Advantus Mortgage Securities Fund had entered into outstanding, when-issued or forward commitments at fair value of $9,871,652 and $18,772,533, respectively. The Funds have segregated assets to cover such when-issued and forward commitments.

New Accounting Pronouncements

In June 2013, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2013-08, Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements. The ASU modifies the criteria used in defining an investment company under GAAP and also sets forth certain measurement and disclosure requirements. Under the ASU, an entity that is registered under the 1940 Act automatically qualifies as an investment company. The ASU is effective for interim and annual reporting periods beginning after December 15, 2013. Management is currently reviewing the requirements and believes the adoption of this ASU will not have a material impact on the Funds’ financial statements.

In December 2011, the FASB issued ASU No. 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities. The amendments in the ASU enhance disclosures about offsetting of financial assets and liabilities to enable investors to understand the effect of these arrangements on a fund’s financial position. In January 2013, FASB issued ASU No. 2013-01, Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. The amendments in ASU No. 2013-01 clarify the intended scope of disclosures required by ASU no. 2011-11. These ASUs are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management believes the adoption of these ASUs will not have a material impact on its financial statements.

(3)   Illiquid Securities

Each Fund currently limits investments in illiquid securities to 15% of net assets at the time of purchase, except for the Advantus Money Market Fund which limits its investment in illiquid securities to 5% of net assets. At September 30, 2013, the Advantus Bond Fund, Advantus Money Market Fund and Advantus Mortgage Securities Fund held illiquid securities of $9,272,155, $1,250,000 and $2,220,293, respectively, which represent 2.6%, 1.4% and 2.3% of net assets, respectively. Pursuant to guidelines adopted by the Trust’s Board of Trustees, certain unregistered securities are determined to be liquid and are not included within the percent limitations specified above.

The following is a list of illiquid securities by fund, including acquisition date and cost, as of September 30, 2013:

	Acquisition
	Date	Cost
Advantus Bond Fund
BHN I Mortgage Fund	Various	$69,485
Countryplace Manufactured Housing Contract Trust	06/29/2005	1,754,861
Hometown Commercial Mortgage	Various	2,139,834
JPMorgan Chase Commercial Mortgage Securities Corp.	03/22/2010	1,085,737
Multi Security Asset Trust	02/24/2005	1,523,593
Prudential Holdings LLC	09/26/2013	963,472
Symetra Financial Corp.	Various	2,249,979
		$9,786,961
Advantus Money Market Fund
Westlake Automobile Receivables Trust	09/18/2013	$1,250,000
		$1,250,000
Advantus Mortgage Securities Fund
BHN I Mortgage Fund	Various	$62,475
Countryplace Manufactured Housing Contract Trust	06/29/2005	504,479
Government National Mortgage Association (GNMA)	06/17/2003	533,341
Hometown Commercial Mortgage	11/28/2006	494,012
JPMorgan Chase Commercial Mortgage Securities Corp.	03/22/2010	344,771
Multi Security Asset Trust	02/24/2005	977,934
		$2,917,012

(4)  Fair Value Measurement

The Trust has established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs.  The hierarchy also establishes a classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumption that market participants would use in pricing the asset or liability. Inputs may be observable or unobservable. Observable inputs include information market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the Trust’s estimates about the assumptions market participants would use in valuing the financial asset and liability based on the best information available in the circumstances. Level 1 includes unadjusted quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, credit risk and prepayment speed). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of an investment or are based on independent non-binding broker quotes. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, and written options.

The following is a summary of the levels used for the period ended September 30, 2013 in valuing the Fund’s assets and liabilities (please see the Schedule of Investments for each Fund for a listing of all securities within each category):

	Fair Value Measurement at September 30, 2013 using
Fund	Level 1	Level 2	Level 3	Total
Advantus Bond Fund
Assets
Government Obligations	$—	$165,758,135	$—	$165,758,135
Asset-Backed Securities	—	17,413,584	—	17,413,584
Other Mortgage-Backed Securities	—	24,860,991	3,183,815	28,044,806
Corporate Obligations	—	124,109,187	13,225,866	137,335,053
Investment Companies	17,142,745	—	—	17,142,745
Total Investments	17,142,745	332,141,897	16,409,681	365,694,323

Other Financial Instruments*
Futures Contracts	185,475	—	—	185,475

Liabilities
Other Financial Instruments*
Futures Contracts	(380,455)	—	—	(380,455)

Advantus Index 400 Mid-Cap Fund
Assets
Common Stocks	210,356,932	—	—	210,356,932
Investment Companies	6,402,183	—	—	6,402,183
Total Investments	216,759,115	—	—	216,759,115

Other Financial Instruments*
Futures Contracts	21,718	—	—	21,718

Advantus Index 500 Fund
Assets
Common Stocks	512,813,727	—	—	512,813,727
Investment Companies	12,991,687	—	—	12,991,687
Total Investments	525,805,414	—	—	525,805,414

Other Financial Instruments*
Futures Contracts	26,739	—	—	26,739

Advantus International Bond Fund
Assets
Long-Term Debt Securities	—	100,192,946	—	100,192,946
Short-Term Debt Securities	11,742,268	12,845,355	—	24,587,623
Total Investments	11,742,268	113,038,301	—	124,780,569

Other Financial Instruments*
Forward Foreign Currency Contracts	—	1,542,693	—	1,542,693

Liabilities
Other Financial Instruments*
Forward Foreign Currency Contracts	—	(1,932,100)	—	(1,932,100)

	Fair Value Measurement at September 30, 2013 using
Fund	Level 1	Level 2	Level 3	Total
Advantus Managed Volatility Fund
Assets
Government Obligations	$—	$1,970,195	$—	$1,970,195
Corporate Obligations	—	9,995,941	244,375	10,240,316
Investment Companies	23,124,484	—	—	23,124,484
Total Investments	23,124,484	11,966,136	244,375	35,334,995

Liabilities
Other Financial Instruments*
Futures Contracts	(87,361)	—	—	(87,361)

Advantus Money Market Fund
Assets
Commercial Paper	—	25,413,468	—	25,413,468
Certificate of Deposit	—	3,251,414	—	3,251,414
Corporate Bonds & Notes	—	14,344,561	—	14,344,561
U.S. Government Obligations	—	29,599,558	—	29,599,558
Other Short-Term Investments	—	9,161,450	—	9,161,450
Investment Companies	11,090,868	—	—	11,090,868
Total Investments	11,090,868	81,770,451	—	92,861,319

Advantus Mortgage Securities Fund
Assets
Government Obligations	—	85,170,401	—	85,170,401
Asset-Backed Securities	—	5,357,181	—	5,357,181
Other Mortgage-Backed Securities	—	3,314,987	1,251,639	4,566,626
Corporate Obligations	—	338,287	—	338,287
Short-Term Securities	18,751,818	—	—	18,751,818
Total Investments	18,751,818	94,180,856	1,251,639	114,184,313

Other Financial Instruments*
Futures Contracts	51,350	—	—	51,350

Advantus Real Estate Securities Fund
Assets
Common Stock	111,675,468	—	—	111,675,468
Preferred Stock	534,474	—	—	534,474
Investment Companies	3,266,145	—	—	3,266,145
Total Investments	115,476,087	—	—	115,476,087

Liabilities
Other Financial Instruments*
Written Options	(1,346)	—	—	(1,346)

*                 Investments in Other Financial Instruments are derivative instruments reflected in the notes to the Schedule of Investments in Securities. All derivatives currently held are reflected at the gross unrealized appreciation (depreciation) on the instruments.

Level 2 Measurements:

Government obligations comprised of U.S. Treasury, agency and government guaranteed fixed maturity securities — These securities are principally valued using the market approach. Valuation is based primarily on quoted prices in markets that are not active or using matrix pricing or other similar techniques using standard market observable inputs such as the benchmark U.S. Treasury yield curve, the spread of the U.S. Treasury curve for the identical security and comparable securities that are actively traded.

Asset-backed and other mortgage-backed securities comprised of RMBS, CMBS and ABS fixed maturity securities — These securities are principally valued using the market approach. Valuation is based primarily on matrix pricing or other similar techniques using standard market inputs including spreads for actively traded securities, spreads off benchmark yields, expected prepayment speeds and volumes, current and forecasted loss severity, rating, weighted average coupon, weighted average maturity, average delinquency rates, geographic region, debt-service coverage ratios and issuance-specific information including: collateral type, payment terms of the underlying assets, payment priority within the tranche, structure of the security, deal performance and vintage of loans, etc.

Corporate obligations comprised of U.S. corporate and foreign corporate fixed maturity securities — These securities are principally valued using the market and income approaches. Valuation is based primarily on quoted prices in markets that are not active, or using matrix pricing or other similar techniques that use standard market observable inputs such as a benchmark yields, spreads off benchmark yields, new issuances, issuer rating, duration, and trades of identical or comparable securities. Investment grade privately placed securities are valued using discounted cash flow methodologies using standard market observable inputs, and inputs derived from, or corroborated by, market observable data including market yield curve, duration, call provisions, observable prices and spreads for similar publicly traded or privately traded issues that incorporate the credit quality and industry sector of the issuer.

Long-term debt securities comprised of foreign government and state and political subdivision fixed maturity securities — These securities are principally valued using the market approach. Valuation is based primarily on matrix pricing or other similar techniques using standard market observable inputs including benchmark U.S. Treasury or other yields, issuer ratings, broker-dealer quotes, issuer spreads and reported trades of similar securities, including those within the same sub-sector or with a similar maturity or credit rating.

Level 3 Measurements:

In general, investments classified within Level 3 use many of the same valuation techniques and inputs as described above. However, if key inputs are unobservable, or if the investments are less liquid and there is very limited trading activity, the investments are generally classified as Level 3.

Asset-backed and other mortgage-backed securities comprised of RMBS, CMBS and ABS securities — These securities are principally valued using the market approach. Valuation is based primarily on matrix pricing or other similar techniques that utilize inputs that are unobservable or cannot be derived principally from, or corroborated by, observable market data. Below investment grade securities and ABS supported by sub-prime mortgage loans included in this level are valued based on inputs including quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2.

Corporate obligations comprised of U.S. corporate and foreign corporate securities — These securities, including financial services industry hybrid securities classified within fixed maturity securities, are principally valued using the market and income approaches. Valuations are based primarily on matrix pricing or other similar techniques that utilize unobservable inputs or cannot be derived principally from, or corroborated by, observable market data, including illiquidity premiums and spread adjustments to reflect industry trends or specific credit-related issues. Generally, below investment grade privately placed or distressed securities included in this level are valued using discounted cash flow methodologies which rely upon significant, unobservable inputs and inputs that cannot be derived principally from, or corroborated by, observable market data.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.  The Fund’s policy is to recognize transfers between the levels as of the end of the period.  The following table presents the fiscal year-to-date activity of Level 3 securities held at the beginning and the end of the period.

Fund	Beginning Balance December 31, 2012	Purchases	Sales	Accrued discounts (premiums)	Total realized and unrealized gains (losses)	Transfers in to Level 3 (1)	Transfers out of Level 3 (1)	Ending Balance September 30, 2013	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at September 30, 2013
Advantus Bond Fund
Other Mortgage Backed	$1,866,301	$1,810,457	$934,548	$381	$441,224	$—	$—	$3,183,815	$397,889
Corporate Obligation	9,041,284	10,471,463	5,874,948	(18,219)	(393,714)	—	—	13,225,866	(371,320)
Total	10,907,585	12,281,920	6,809,496	(17,838)	47,510	—	—	16,409,681	26,569

Advantus Managed Volatility Fund
Corporate Obligation	—	250,000	—	—	(5,625)	—	—	244,375	(5,625)
Total	—	250,000	—	—	(5,625)	—	—	244,375	(5,625)

Advantus Mortgage Securities Fund
Other Mortgage Backed	659,175	598,498	297,563	222	291,307	—	—	1,251,639	293,004
Total	659,175	598,498	297,563	222	291,307	—	—	1,251,639	293,004

(1)   Transfers in to/out of Level 3 are generally due to the availability of quoted market prices or changes in the Company’s conclusion that pricing information received from a third party pricing service is not reflective of market activity.

Quantitative Information Regarding Level 3 Assets

The following table provides a summary of the significant unobservable inputs used in the fair value measurement of Level 3 assets at September 30, 2013:

Level 3 instrument	Fair value	Valuation technique	Unobservable input	Range (Weighted average)
Advantus Bond Fund
Other Mortgage-Backed — Non-Investment Grade	$3,183,815	Discounted cash flow	Implied spread to U.S. Treasuries (1)	338 bps – 3145 bps (1074 bps)
Corporate Obligations	13,225,866	Discounted cash flow	Implied spread to U.S. Treasuries (1)	202 bps – 429 bps (289 bps)

Advantus Managed Volatility Fund
Corporate Obligations	244,375	Discounted cash flow	Implied spread to U.S. Treasuries (1)	201 bps – 201 bps (201 bps)

Advantus Mortgage Securities Fund
Other Mortgage-Backed — Non-Investment Grade	1,251,639	Discounted cash flow	Implied spread to U.S. Treasuries (1)	338 bps – 598 bps (511 bps)

(1)    The valuation is based generally on non-binding broker quotes where quantitative inputs are not observable. Unobservable inputs primarily relate to an implied discounted cash flow modeling spread applied to U.S. Treasuries representing an estimated market participant composite adjustment attributable to liquidity premiums, expected durations, structures and credit quality. For any increase (decrease) in the implied spread to U.S. Treasuries, the fair value of the assets will decrease (increase).

(5)  Derivative Instruments Reporting

The Trust provides, when applicable, disclosures of the location, by line item, of fair value amounts in the statement of financial position and the location, by line item, of amounts of gains and losses reported in the statement of financial performance. Generally the derivative instruments outstanding at the end of the period are disclosed in the Notes to Schedule of Investments.

Equity derivatives were purchased or sold to manage the Advantus Index 500 and Index 400 Mid-Cap Funds’ shareholder liquidity and to attempt to replicate intended stock investments to maintain fully invested Funds.

The Advantus Real Estate Securities Fund includes as a non-principal investment strategy the writing (selling) of covered call options. Generally, the strategy will write call options near a price target for the stock. The goal of the covered call strategy is to enhance income of the Fund through the receipt of premium income from the sale of the call, and to decrease volatility of the overall Fund.

Interest rate derivatives are used both to manage the average duration of a Fund’s fixed income portfolio, as well as to hedge against the effects of interest rate changes on a portfolio’s current or intended investments.

Foreign exchange derivatives were used to attempt to hedge against the effects of exchange rate changes within the Advantus International Bond Fund’s current or intended investments in foreign securities, as well as, to more efficiently obtain exposure to foreign currencies or to take advantage of cross currency markets in order to benefit from valuation differentials and shifts in pricing within the currency markets.

ITEM 2.  CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as conducted within 90 days of the filing date of this Form N-Q in accordance with Rule 30a-3(b) under the Investment Company Act of 1940, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)):

Exhibit 99.CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Securian Funds Trust, Inc.

By (Signature and Title)
David M. Kuplic, President

Date:  November 18, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)
David M. Kuplic, President
(Principal Executive Officer)

By (Signature and Title)
Gary M. Kleist, Treasurer
(Principal Financial Officer)

Date:  November 18, 2013